Registration Nos. 2-69308
	811-3097

	SECURITIES AND EXCHANGE COMMISSION
	Washington, D.C.  20549

	FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	     X

Pre-Effective Amendment No.

Post-Effective Amendment No.          32       	     X

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
      ACT OF 1940	     X

Amendment No.      32       	      X


	SMITH BARNEY MANAGED MUNICIPALS FUND INC.
	(Exact name of Registrant as specified in Charter)

	388 Greenwich Street, New York, New York 10013
	(Address of principal executive offices) (Zip Code)

	(800) 451-2010
	(Registrant's telephone number, including Area Code)

	Christina T. Sydor
	Secretary

	Smith Barney Managed Municipals Fund Inc.
	388 Greenwich Street
	New York, New York 10013
	(22nd Floor)
	(Name and address of agent for service)

	Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

  XXXimmediately upon filing pursuant to paragraph (b) of Rule
485
     (date) pursuant to paragraph (b) of Rule 485
      60 days after filing pursuant to paragraph (a)(i)
______ on (date) pursuant to paragraph (a)(i)
______ 75 days after filing pursuant to paragraph (a)(ii)
______ on (date) pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:
	this post-effective amendment designates a new effective date for a previously filed post-effective
	amendment.

Title of Securities Being Registered: Shares of Common Stock, par value $0.001 per share.

SMITH  BARNEY MANAGED MUNICIPALS FUND INC.

	FORM N-1A

	CROSS REFERENCE SHEET

	PURSUANT TO RULE 495(a)

Part A.
Item No.					Prospectus Caption

1. Cover Page					Cover Page

2. Synopsis					Prospectus Summary

3. Condensed Financial Information		Financial Highlights

4. General Description of Registrant		Cover Page; Prospectus
Summary;
						Investment Objective and
					Management Policies; Additional Information;
						Annual Report

5. Management of the Fund			Management of the Fund;
Distributor;
						Additional Information;
						Annual Report

6. Capital Stock and Other Securities		Investment Objective
and Management Policies;
					 Dividends, Distributions and Taxes;
						Additional Information

7. Purchase of Securities Being Offered		Valuation of Shares;
Purchase of Shares;
						Exchange Privilege; Redemption of
						Shares;
						Minimum Account Size; Distributor


8. Redemption or Repurchase			Purchase of Shares;
Redemption of Shares;
						Exchange Privilege

9. Legal Proceedings				Not Applicable


Part B						Statement of
Item No.					Additional Information Caption

10. Cover					Cover Page

11. Table of Contents				Table of Contents

12. General Information				Distributor; Additional
Information

13. Investment Objective and Policies	Investment Objective
							and Management
							Policies

14. Management of the Fund			Management of the Fund;
Distributor

15. Control Persons and Principal		Management of the Fund
     Holders of Securities

16. Investment Advisory and Other Services	Management of the Fund;
							Distributor

17. Brokerage Allocation			Investment Objective and
							Management Policies

18. Capital Stock and Other Securities	Purchase of Shares;
							Redemption of Shares;
							Taxes

19. Purchase, Redemption and Pricing of	Valuation of Shares;
							Purchase of Shares;
     Securities Being Offered			Exchange Privilege;
							Redemption of Shares
							Distributor

20. Tax Status					Taxes

21. Underwriters					Distributor

22. Calculation of Performance Data		Performance Data

23. Financial Statements			Financial Statements

SMITH BARNEY MANAGED MUNICIPALS FUND INC.

PART A



P R O S P E C T U S

                                                                    SMITH BARNEY
                                                                         Managed
                                                                      Municipals
                                                                            Fund
                                                                            Inc.

                                                              JUNE 26, 1998

                                                   PROSPECTUS BEGINS ON PAGE ONE


LOGO  SMITH BARNEY MUTUAL FUNDS
      INVESTING FOR YOUR FUTURE
      EVERYDAY.

PROSPECTUS
                                                             JUNE 26, 1998

Smith Barney
Managed Municipals Fund Inc.
388 Greenwich Street
New York, New York 10013
(800) 451-2010

  Smith Barney Managed Municipals Fund Inc. (the "Fund") is a diversified municipal bond fund that seeks to maximize current interest income exempt from Federal income taxes to the extent consistent with prudent investment manage-ment and preservation of capital.

  This Prospectus sets forth concisely certain information about the Fund, including sales charges, distribution and service fees and expenses, that pro-spective investors will find helpful in making an investment decision. Invest-ors are encouraged to read this Prospectus carefully and retain it for future reference.

  Additional information about the Fund is contained in a Statement of Addi-tional Information (the "SAI") dated June 26, 1998, as amended or supplemented from time to time, that is available upon request and without charge by calling or writing the Fund at the telephone number or address set forth above or by contacting a Smith Barney Financial Consultant. The SAI has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated by reference into this Prospectus in its entirety.

SMITH BARNEY INC.
Distributor

MUTUAL MANAGEMENT CORP.
Investment Adviser and Administrator

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS

PROSPECTUS SUMMARY                              3
-------------------------------------------------
FINANCIAL HIGHLIGHTS                            9
-------------------------------------------------
INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES   14
-------------------------------------------------
MUNICIPAL BONDS                                20
-------------------------------------------------
VALUATION OF SHARES                            21
-------------------------------------------------
DIVIDENDS, DISTRIBUTIONS AND TAXES             21
-------------------------------------------------
PURCHASE OF SHARES                             23
-------------------------------------------------
EXCHANGE PRIVILEGE                             30
-------------------------------------------------
REDEMPTION OF SHARES                           33
-------------------------------------------------
MINIMUM ACCOUNT SIZE                           35
-------------------------------------------------
PERFORMANCE                                    35
-------------------------------------------------
MANAGEMENT OF THE FUND                         36
-------------------------------------------------
DISTRIBUTOR                                    38
-------------------------------------------------
ADDITIONAL INFORMATION                         39
-------------------------------------------------

--------------------------------------------------------------------------------

  No person has been authorized to give any information or to make any representations in connection with this offering other than those contained in this Prospectus and, if given or made, such other information or representations must not be relied upon as having been authorized by the Fund or the distributor. This Prospectus does not constitute an offer by the Fund or the distributor to sell or a solicitation of an offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful to make such an offer or solicitation in any such jurisdiction.

--------------------------------------------------------------------------------

PROSPECTUS SUMMARY

  The following summary is qualified in its entirety by detailed information appearing elsewhere in this Prospectus and in the SAI. Cross references in this summary are to headings in the Prospectus. See "Table of Contents."

INVESTMENT OBJECTIVE The Fund is an open-end, diversified, management invest-ment company whose investment objective is to maximize current interest income which is excluded from gross income for regular Federal income tax purposes to the extent consistent with prudent investment management and preservation of capital. The Fund seeks to achieve its objective by investing in a profession-ally managed portfolio consisting principally of intermediate- and long-term municipal securities issued by state or municipal governments and by public authorities ("Municipal Bonds"). Intermediate- and long-term municipal securi-ties have remaining maturities at the time of purchase of between three to in excess of twenty years. Under normal market conditions, the Fund will invest at least 80% of its total assets in such obligations. See "Investment Objec-tive and Management Policies."

ALTERNATIVE PURCHASE ARRANGEMENTS The Fund offers several classes of shares ("Classes") to investors designed to provide them with the flexibility of selecting an investment best suited to their needs. The general public is offered three Classes of shares: Class A shares, Class B shares and Class L shares, which differ principally in terms of sales charges and rates of expenses to which they are subject. A fourth Class of shares, Class Y shares, is offered only to investors meeting an initial investment minimum of $15,000,000. See "Purchase of Shares" and "Redemption of Shares."

  Class A Shares. Class A shares are sold at net asset value plus an initial sales charge of up to 4.00% and are subject to an annual service fee of 0.15% of the average daily net assets of the Class. The initial sales charge may be reduced or waived for certain purchases. Purchases of Class A shares of $500,000 or more will be made at net asset value with no initial sales charge, but will be subject to a contingent deferred sales charge ("CDSC") of 1.00% on redemptions made within 12 months of purchase. See "Prospectus Summary-- Reduced or No Initial Sales Charge."

  Class B Shares. Class B shares are offered at net asset value subject to a maximum CDSC of 4.50% of redemption proceeds, declining by 0.50% the first year after purchase and by 1.00% each year thereafter to zero. This CDSC may be waived for certain redemptions. Class B shares are subject to an annual service fee of 0.15% and an annual distribution fee of 0.50% of the average daily net assets of the Class. The Class B shares' distribution fee may cause that Class to have higher expenses and pay lower dividends than Class A shares.

  Class B Shares Conversion Feature. Class B shares will convert automatically to Class A shares, based on relative net asset value, eight years after the date of the original purchase. Upon conversion, these shares will no longer be subject to an annual distribution fee. In addition, a certain portion of Class B shares that have been acquired through the reinvestment of dividends and distribu-tions ("Class B Dividend Shares") will be converted at that time. See "Pur-chase of Shares--Deferred Sales Charge Alternatives."

  Class L Shares. Class L shares are sold at net asset value plus an initial sales charge of 1.00% of the purchase price. They are subject to an annual service fee of 0.15% and an annual distribution fee of 0.55% of the average daily net assets of the Class, and investors pay a CDSC of 1.00% if they redeem Class L shares within 12 months of purchase. The CDSC may be waived for certain redemptions. The Class L shares' distribution fee may cause that Class to have higher expenses and pay lower dividends than Class A shares. Purchases of Fund shares, which when combined with current holdings of Class L shares of the Fund equal or exceed $500,000 in the aggregate, should be made in Class A shares at net asset value with no sales charge, and will be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase.

  Class Y Shares. Class Y shares are available only to investors meeting an initial investment minimum of $15,000,000. Class Y shares are sold at net asset value with no initial sales charge or CDSC. They are not subject to any service or distribution fees.

  In deciding which Class of Fund shares to purchase, investors should con-sider the following factors, as well as any other relevant facts and circum-stances:

  Intended Holding Period. The decision as to which Class of shares is more beneficial to an investor depends on the amount and intended duration of his or her investment. Shareholders who are planning to establish a program of regular investment may wish to consider Class A shares; as the investment accumulates shareholders may qualify for reduced sales charges and the shares are subject to lower ongoing expenses over the term of the investment. As an alternative, Class B shares are sold without any initial sales charge so the entire purchase price is immediately invested in the Fund. Any investment return on these additional invested amounts may partially or wholly offset the higher annual expenses of this Class. Because the Fund's future return cannot be predicted, however, there can be no assurance that this would be the case. Finally, Class L shares which have a lower upfront sales charge but are sub-ject to higher distribution fees than Class A shares, are suitable for invest-ors who are not investing or intending to invest an amount which would receive a substantive sales charge discount and who have a short-term or undertermined time frame.

  Finally, investors should consider the effect of the CDSC period and any conversion rights of the Classes in the context of their own investment time frame. For example, while Class C shares have a shorter CDSC period than Class B shares, they do not have a conversion feature, and therefore, are subject to an ongoing distribution fee. Thus, Class B shares may be more attractive than Class C shares to investors with longer term investment outlooks.

  Reduced or No Initial Sales Charge. The initial sales charge on Class A shares may be waived for certain eligible purchasers, and the entire purchase price would be immediately invested in the Fund. In addition, Class A share purchases of $500,000 or more will be made at net asset value with no initial sales charge, but will be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase. The $500,000 investment may be met by adding the pur-chase to the net asset value of all Class A shares held in certain funds spon-sored by Smith Barney Inc. ("Smith Barney") listed under "Exchange Privilege." Class A share purchases may also be eligible for a reduced initial sales charge. See "Purchase of Shares." Because the ongoing expenses of Class A shares may be lower than those for Class B and Class L shares, purchasers eli-gible to purchase Class A shares at net asset value or at a reduced sales charge should consider doing so.

  Smith Barney Financial Consultants may receive different compensation for selling the different Classes of shares. Investors should understand that the purpose of the CDSC on the Class B and Class L shares is the same as that of an initial sales charge.

  See "Purchase of Shares" and "Management of the Fund" for a complete descrip-tion of the sales charges and service and distribution fees for each Class of shares and "Valuation of Shares," "Dividends, Distributions and Taxes" and "Ex-change Privilege" for other differences between the Classes of shares.

PURCHASE OF SHARES Shares may be purchased through the Fund's distributor, Smith Barney, a broker that clears securities transactions through Smith Barney on a fully disclosed basis (an "Introducing Broker") or an investment dealer in the selling group. See "Purchase of Shares."

INVESTMENT MINIMUMS Investors in Class A, Class B and Class L shares may open an account by making an initial investment of at least $1,000 for each account. Investors in Class Y shares may open an account for an initial investment of $15,000,000. Subsequent investments of at least $50 may be made for all Clas-ses. The minimum initial investment requirement for Class A, Class B and Class L shares and the subsequent investment requirement for all Classes through the Systematic Investment Plan are described below. There is no minimum investment requirement in Class A for unitholders who invest distributions from a unit investment trust ("UIT") sponsored by Smith Barney. See "Purchase of Shares."

SYSTEMATIC INVESTMENT PLAN The Fund offers shareholders a Systematic Investment Plan under which they may authorize the automatic placement of a purchase order each month or quarter for Fund shares. The minimum initial investment require-ment for Class A, Class B and Class L shares and the subsequent investment requirement for all Classes for shareholders purchasing shares through the Sys-tematic Investment Plan on a monthly basis is $25 and on a quarterly basis is $50. See "Purchase of Shares."

REDEMPTION OF SHARES Shares may be redeemed on each day the New York Stock Exchange, Inc. ("NYSE") is open for business. See "Purchase of Shares" and "Re-demption of Shares."

MANAGEMENT OF THE FUND Mutual Management Corp., (formerly known as Smith Barney Mutual Funds Management Inc.) ("MMC" or the "Adviser") serves as the Fund's investment adviser and administrator. The Adviser provides investment advisory and management services to investment companies affiliated with Smith Barney. The Adviser is a wholly-owned subsidiary of Salomon Smith Barney Holdings Inc. ("Holdings"), which, in turn, is a wholly-owned subsidiary of Travelers Group Inc. ("Travelers"), a diversified financial services holding company engaged, through its subsidiaries, principally in four business segments: Investment Services including Asset Management, Consumer Finance Services, Life Insurance Services and Property & Casualty Insurance Services. See "Management of the Fund."

EXCHANGE PRIVILEGE Shares of a Class may be exchanged for shares of the same class of certain other Smith Barney Mutual Funds at the respective net asset values next determined. See "Exchange Privilege."

VALUATION OF SHARES Net asset value of the Fund for the prior day generally is quoted daily in the financial section of most newspapers and is also available from Smith Barney Financial Consultants. See "Valuation of Shares."

DIVIDENDS AND DISTRIBUTIONS Dividends from net investment income are paid monthly. Distributions of net realized capital gains, if any, are paid annual-ly. See "Dividends, Distributions and Taxes."

REINVESTMENT OF DIVIDENDS Dividends and distributions paid on shares of any Class will be reinvested automatically, unless otherwise specified by an investor, in additional shares of the same Class at current net asset value. Shares acquired by dividend and distribution reinvestments will not be subject to any sales charge or CDSC. Class B shares acquired through dividend and dis-tribution reinvestments will become eligible for conversion to Class A shares on a pro rata basis. See "Dividends, Distributions and Taxes."

RISK FACTORS AND SPECIAL CONSIDERATIONS There can be no assurance that the Fund will achieve its investment objective. The Fund has the right to invest, with-out limit, in "private activity bonds," the income from which may be taxable as a specific preference item for purposes of the Federal alternative minimum tax. See "Investment Objective and Management Policies" and "Dividends, Distribu-tions and Taxes." The Fund generally will invest at least 80% of its assets in investment grade securities and may invest the remainder of its assets in securi-ties rated as low as C by Moody's Investors Service, Inc. ("Moody's") or D by Standard & Poor's Ratings Group ("S&P"), or have an equivalent rating by any nationally recognized statistical rating organization ("NRSRO") or in unrated obligations deemed by the Adviser to be of comparable quality. Securities in the fourth highest rating category, though considered to be investment grade, have speculative characteristics. Securities rated as low as D are extremely speculative and are in actual default of interest and/or principal payments. There are risks connected with the use of certain portfolio strategies by the Fund, such as the use of when-issued securities, municipal bond index futures contracts and put and call options on interest rate futures as hedging devices, and municipal leases. See "Investment Objective and Management Policies--Cer-tain Portfolio Strategies."

THE FUND'S EXPENSES The following expense table lists the costs and expenses an investor will incur either directly or indirectly as a shareholder of the Fund, based upon the maximum sales charge or maximum CDSC that may be incurred at the time of purchase or redemption and, unless otherwise noted, the Fund's operat-ing expenses for its most recent fiscal year:

  SMITH BARNEY
  MANAGED MUNICIPALS FUND INC.                 CLASS A CLASS B CLASS L CLASS Y
------------------------------------------------------------------------------
  SHAREHOLDER TRANSACTION EXPENSES
    Maximum sales charge imposed on purchases
      (as a percentage of offering price)       4.00%   None    1.00%   None
    Maximum CDSC
      (as a percentage of original cost or
      redemption proceeds, whichever is
      lower)                                    None*   4.50%   1.00%   None
------------------------------------------------------------------------------
  ANNUAL FUND OPERATING EXPENSES
    (as a percentage of average net assets)
    Management fees                             0.48%   0.48%   0.48%   0.48%
    12b-1 fees**                                0.15    0.65    0.70    None
    Other expenses                              0.05    0.07    0.07    0.04
------------------------------------------------------------------------------
  TOTAL OPERATING EXPENSES                      0.68%   1.20%   1.25%   0.52%
------------------------------------------------------------------------------

 * Purchases of Class A shares of $500,000 or more will be made at net asset value with no sales charge, but will be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase.

** Upon conversion of Class B shares to Class A shares, such shares will no longer be subject to a distribution fee. Class L shares do not have a conversion feature and, therefore, are subject to an ongoing distribution fee. As a result, long-term shareholders of Class L shares may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.

  Class A shares of the Fund purchased through the Smith Barney AssetOne Pro-gram will be subject to an annual asset based fee, payable quarterly, in lieu of the initial sales charge. The fee will vary to a maximum of 1.50%, depending on the amount of assets held through the Program. For more information, please call your Smith Barney Financial Consultant.

  The sales charge and CDSC set forth in the above table are the maximum charges imposed on purchases or redemptions of Fund shares and investors may actually pay lower or no charges depending on the amount purchased and, in the case of Class B, Class L and certain Class A shares, the length of time the shares are held. See "Purchase of Shares" and "Redemption of Shares." Smith Barney receives an annual 12b-1 service fee of 0.15% of the value of average daily net assets of Class A shares. Smith Barney also receives, with respect to Class B shares, an annual 12b-1 fee of 0.65% of the value of average daily net assets of that Class, consisting of a 0.50% distribution fee and a 0.15% serv-ice fee. With respect to Class L shares, Smith Barney receives an annual 12b-1 fee of 0.70% of the value of average daily net assets of the Class, consisting of a 0.55% distribution fee and a 0.15% service fee. "Other expenses" in the above table include fees for shareholder services, custodial fees, legal and accounting fees, printing costs and registration fees.

 EXAMPLE
  The following example is intended to assist an investor in understanding the various costs that an investor in the Fund will bear directly or indirectly. The example assumes payment by the Fund of operating expenses at the levels set forth in the table above. See "Purchase of Shares," "Redemption of Shares" and "Management of the Fund."

  SMITH BARNEY
  MANAGED MUNICIPALS FUND INC.                1 YEAR 3 YEARS 5 YEARS 10 YEARS*
------------------------------------------------------------------------------
  An investor would pay the following
  expenses on a $1,000 investment, assuming
  (1) 5.00% annual return and (2) redemption
  at the end of each time period:
    Class A                                    $47     $61     $76     $121
    Class B                                     57      68      76      131
    Class L                                     33      49      77      158
    Class Y                                      5      17      29       65
  An investor would pay the following
  expenses on the same investment, assuming
  the same annual return and no redemption:
    Class A                                    $47     $61     $76     $121
    Class B                                     12      38      66      131
    Class L                                     23      49      77      158
    Class Y                                      5      17      29       65
------------------------------------------------------------------------------

* Ten-year figures assume conversion of Class B shares to Class A shares at the end of the eighth year following the date of purchase.

  The example also provides a means for the investor to compare expense levels of funds with different fee structures over varying investment periods. To facilitate such comparison, all funds are required to utilize a 5.00% annual return assumption. However, the Fund's actual return will vary and may be greater or less than 5.00%. THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTA-TION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

FINANCIAL HIGHLIGHTS

  The following information for three years ended February 28, 1998 has been audited by KPMG Peat Marwick LLP, independent auditors, whose report thereon appears in the Fund's annual report dated February 28, 1998. The information for fiscal years ended February 28, 1989 through February 28, 1995 has been audited by other independent auditors. The information set out below should be read in conjunction with the financial statements and related notes that also appear in the Fund's 1998 Annual Report to Shareholders, which is incorporated by reference into the SAI.

FOR A CLASS A SHARE OUTSTANDING THROUGHOUT EACH YEAR:

SMITH BARNEY
MANAGED MUNICIPALS FUND
INC.(1)                         1998    1997    1996    1995   1994**  1993*
------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
YEAR                           $15.61  $16.20  $15.47  $16.13  $16.71  $15.62
------------------------------------------------------------------------------
INCOME FROM OPERATIONS:
Net investment income            0.79    0.88    0.91    0.95    0.90    1.00
Net realized and unrealized
 gain/(loss)                     1.06   (0.18)   0.80   (0.37)   0.30    1.64
------------------------------------------------------------------------------
Total Income From Operations     1.85    0.70    1.71    0.58    1.20    2.64
------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
Net investment income           (0.79)  (0.91)  (0.90)  (0.95)  (0.88)  (1.00)
Net realized gains              (0.48)  (0.38)  (0.08)  (0.29)  (0.90)  (0.52)
Capital                           --      --      --      --      --    (0.03)
------------------------------------------------------------------------------
Total Distributions             (1.27)  (1.29)  (0.98)  (1.24)  (1.78)  (1.55)
------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR   $16.19  $15.61  $16.20  $15.47  $16.13  $16.71
------------------------------------------------------------------------------
TOTAL RETURN                    12.30%   4.51%  11.34%   4.11%   7.41%  17.92%
------------------------------------------------------------------------------
NET ASSETS, END OF YEAR
 (MILLIONS)                    $2,367  $2,000  $1,892  $1,772  $1,847  $1,795
------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
Expenses                         0.68%   0.68%   0.70%   0.71%   0.72%   0.64%
Net investment income            4.98    5.60    5.47    6.25    5.43    6.30
------------------------------------------------------------------------------
Portfolio Turnover Rate           110%    103%     80%    100%    131%    206%
------------------------------------------------------------------------------

 * On November 6, 1992, the Fund commenced selling Class B shares. Shares issued prior to November 6, 1992 were designated Class A shares.
** Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.

(1) Certain prior year numbers have been restated to reflect current year's presentation. Net investment income, net realized gains and net assets were not affected.

FOR A CLASS A SHARE OUTSTANDING THROUGHOUT EACH YEAR:

SMITH BARNEY
MANAGED MUNICIPALS FUND INC.(1)           1992    1991    1990    1989
------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR       $14.98  $15.00  $14.83  $15.05
------------------------------------------------------------------------
INCOME FROM OPERATIONS:
Net investment income                      1.05    1.06    1.12    1.11
Net realized and unrealized gain/(loss)    0.66    0.04    0.15   (0.06)
------------------------------------------------------------------------
Total Income From Operations               1.71    1.10    1.27    1.05
------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
Net investment income                     (1.05)  (1.09)  (1.10)  (1.11)
Net realized gains                          --      --      --    (0.16)
Capital                                   (0.02)  (0.03)    --      --
------------------------------------------------------------------------
Total Distributions                       (1.07)  (1.12)  (1.10)  (1.27)
------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR             $15.62  $14.98  $15.00  $14.83
------------------------------------------------------------------------
TOTAL RETURN                              11.79%   7.65%   8.78%   7.31%
------------------------------------------------------------------------
NET ASSETS, END OF YEAR (MILLIONS)       $1,598  $1,461  $1,478  $1,520
------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
Expenses                                   0.59%   0.58%   0.58%   0.66%
Net investment income                      6.83    7.15    7.43    7.48
------------------------------------------------------------------------
Portfolio Turnover Rate                     173%     83%    115%     37%
------------------------------------------------------------------------

(1) Table continued from p. 9.

FOR A CLASS B SHARE OUTSTANDING THROUGHOUT EACH YEAR:

SMITH BARNEY
MANAGED MUNICIPALS FUND
INC.(1)                       1998    1997    1996    1995   1994 (2) 1993 (3)
-------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
OF YEAR                      $15.60  $16.20  $15.47  $16.13  $16.71   $15.81
-------------------------------------------------------------------------------
INCOME FROM OPERATIONS:
Net investment income          0.72    0.79    0.82    0.86    0.81     0.32
Net realized and unrealized
  gain/(loss)                  1.06   (0.18)   0.81   (0.37)   0.31     1.42
-------------------------------------------------------------------------------
Total Income From
Operations                     1.78    0.61    1.63    0.49    1.12     1.74
-------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
Net investment income         (0.71)  (0.83)  (0.82)  (0.86)  (0.80)   (0.31)
Net realized gains            (0.48)  (0.38)  (0.08)  (0.29)  (0.90)   (0.52)
Capital                         --      --      --      --      --     (0.01)
-------------------------------------------------------------------------------
Total Distributions           (1.19)  (1.21)  (0.90)  (1.15)  (1.70)   (0.84)
-------------------------------------------------------------------------------
NET ASSET VALUE, END OF
YEAR                         $16.19  $15.60  $16.20  $15.47  $16.13   $16.71
-------------------------------------------------------------------------------
TOTAL RETURN                  11.81%   3.92%  10.78%   3.54%   6.86%   11.26%++
-------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (IN
MILLIONS)                    $1,125  $  905  $  730  $  515  $  350      $61
-------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
 ASSETS:
Expenses                       1.20%   1.19%   1.22%   1.23%   1.25%    1.24%+
Net investment income          4.46    5.09    4.94    5.73    4.90     5.70+
-------------------------------------------------------------------------------
Portfolio Turnover Rate         110%    103%     80%    100%    131%     206%
-------------------------------------------------------------------------------

(1) Certain prior year numbers have been restated to reflect current year's presentation. Net investment income, net realized gains and net assets were not affected.
(2) Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.
(3) For the period from November 6, 1992 (inception date) to February 28, 1993. ++ Total return is not annualized, as it may not be representative of the total return for the year.
 +  Annualized

FOR A CLASS L SHARE OUTSTANDING THROUGHOUT EACH YEAR(1):

SMITH BARNEY
MANAGED MUNICIPALS FUND INC.             1998(2)    1997     1996    1995(3)
------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR         $15.60   $16.20   $15.47  $14.30
------------------------------------------------------------------------------
INCOME FROM OPERATIONS:
Net investment income                        0.70     0.79     0.82    0.27
Net realized and unrealized gain/(loss)      1.06    (0.18)    0.81    1.46*
------------------------------------------------------------------------------
Total Income From Operations                 1.76     0.61     1.63    1.73
------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
Net investment income                       (0.70)   (0.83)   (0.82)  (0.27)
Net realized gains                          (0.48)   (0.38)   (0.08)  (0.29)
------------------------------------------------------------------------------
Total Distributions                         (1.18)   (1.21)   (0.90)  (0.56)
------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR               $16.18   $15.60   $16.20  $15.47
------------------------------------------------------------------------------
TOTAL RETURN                                11.69%    3.88%   10.76%  12.36%++
------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (IN 000'S)       $126,766  $72,597  $33,411  $5,395
------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
Expenses                                     1.25%    1.24%    1.27%   1.29%+
Net investment income                        4.38     5.04     4.86    5.67+
------------------------------------------------------------------------------
Portfolio Turnover Rate                       110%     103%      80%    100%
------------------------------------------------------------------------------

(1) Effective June 12, 1998 the former Class C shares were renamed Class L shares.

(2) Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.

(3) For the period from November 9, 1994 (inception date) to February 28, 1995.

 * The amount shown may not accord with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of Fund shares.
 +  Annualized.
++ Total return is not annualized, as it may not be representative of the total return for the year.

FOR A CLASS Y SHARE OUTSTANDING THROUGHOUT EACH YEAR:

SMITH BARNEY
MANAGED MUNICIPALS FUND INC.        1998(2)  1997(2)   1996(1)
----------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR  $ 15.60  $16.20    $15.63
----------------------------------------------------------------
INCOME FROM OPERATIONS:
Net investment income                  0.82    0.90      0.85
Net realized and unrealized gain       1.07   (0.18)     0.65
----------------------------------------------------------------
Total Income From Operations           1.89    0.72      1.50
----------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
Net investment income                 (0.82)  (0.94)    (0.85)
Net realized gains                    (0.48)  (0.38)    (0.08)
----------------------------------------------------------------
Total Distributions                   (1.30)  (1.32)    (0.93)
----------------------------------------------------------------
NET ASSET VALUE, END OF YEAR         $16.19  $15.60    $16.20
----------------------------------------------------------------
TOTAL RETURN                          12.56%   4.59%     9.84%++
----------------------------------------------------------------
NET ASSETS, END OF YEAR (IN 000'S)  $11,893  $5,350   $12,314
----------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
Expenses                               0.52%   0.52%     0.57%+
Net investment income                  5.06    5.76      5.62+
----------------------------------------------------------------
Portfolio Turnover Rate                 110%    103%       80%
----------------------------------------------------------------

(1) For the period from April 4, 1995 (inception date) to February 29, 1996.
(2) Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method because it more accurately reflects the per share data for the period.
 +  Annualized.
++ Total return is not annualized, as it may not be representative of the total return for the year.

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES


  The Fund seeks to maximize current interest income exempt from Federal income taxes to the extent consistent with prudent investment management and the pres-ervation of capital by investing in a professionally managed, diversified port-folio consisting of municipal securities that pay interest which is excluded from gross income for regular Federal income tax purposes and that are issued by or on behalf of the states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multi-state agencies or authorities, generally known as "Municipal Bonds." This investment objective may not be changed without the approval of the holders of a majority of the Fund's outstanding shares. There is no guarantee that the Fund's investment objective will be achieved.

  The Fund will operate subject to a fundamental investment policy providing that, under normal market conditions, the Fund will invest at least 80% of its net assets in Municipal Bonds. For temporary defensive purposes, the Fund may invest without limit in "Temporary Investments" as described below. The Fund's average weighted maturity will vary from time to time based on the judgment of the Adviser. The Fund intends to focus on intermediate- and long-term obliga-tions; that is, obligations with remaining maturities at the time of purchase of between three to in excess of twenty years.

  The Fund generally will invest at least 80% of its total assets in investment grade debt obligations rated no lower than Baa, MIG 3 or Prime-1 by Moody's or BBB, SP-2 or A-1 by S&P, or the equivalent rating by any NRSRO or in unrated obligations of comparable quality. Unrated obligations will be considered to be of investment grade if deemed by the Adviser to be of comparable quality to instruments so rated, or if other outstanding obligations of the issuers thereof are rated Baa or better by Moody's or BBB or better by S&P. The balance of the Fund's assets may be invested in securities rated as low as C by Moody's or D by S&P, or the equivalent rating by any NRSRO or deemed by the Adviser to be comparable unrated securities, which are sometimes referred to as "junk bonds." Securities in the fourth highest rating category, though considered to be investment grade, have speculative characteristics. Securities rated as low as D are extremely speculative and are in actual default of interest and/or principal payments. It should be emphasized that ratings are relative and sub-jective and are not absolute standards of quality. Although these ratings are initial criteria for selection of portfolio investments, the Fund also will make its own evaluation of these securities. Among the factors that will be considered are the long-term ability of the issuers to pay principal and inter-est and general economic trends.

  The value of debt securities varies inversely to changes in the direction of interest rates. When interest rates rise the value of debt securities generally falls, and when interest rates fall, the value of debt securities generally rises. While the market values of low-rated and comparable unrated securities tend to react less to fluc-tuations in interest rate levels than the market values of higher-rated securi-ties, the market values of certain low-rated and comparable unrated municipal securities also tend to be more sensitive than higher-rated securities to short-term corporate and industry developments and changes in economic condi-tions (including recession) in specific regions or localities or among specific types of issuers. In addition, low-rated securities and comparable unrated securities generally present a higher degree of credit risk. During an economic downturn or a prolonged period of rising interest rates, the ability of issuers of low-rated and comparable unrated securities to service their payment obliga-tions, meet projected goals or obtain additional financing may be impaired. The risk of loss due to default by such issuers is significantly greater because low-rated and comparable unrated securities generally are unsecured and fre-quently are subordinated to the prior payment of senior indebtedness. The Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on its portfolio hold-ings.

  While the market for municipal securities is considered to be generally ade-quate, the existence of limited markets for particular low-rated and comparable unrated securities may diminish the Fund's ability to (a) obtain accurate mar-ket quotations for purposes of valuing such securities and calculating its net asset value and (b) sell the securities at fair value either to meet redemption requests or to respond to changes in the economy or in the financial markets. The market for certain low-rated and comparable unrated securities has not fully weathered a major economic recession. Any such recession, however, would likely disrupt severely the market for such securities and adversely affect the value of the securities and the ability of the issuers of these securities to repay principal and pay interest thereon.

  Fixed-income securities, including low-rated securities and comparable unrated securities, frequently have call or buy-back features that permit their issuers to call or repurchase the securities from their holders, such as the Fund. If an issuer exercises these rights during periods of declining interest rates, the Fund may have to replace the security with a lower yielding securi-ty, thus resulting in a decreased return to the Fund.

  A description of the rating systems of Moody's and S&P is contained in the SAI.

  The Fund may invest without limit in "municipal leases," which are obliga-tions issued by state and local governments or authorities to finance the acquisition of equipment or facilities. The interest on such obligations is, in the opinion of counsel to the issuers, excluded from gross income for Federal income tax purposes. Although lease obligations do not constitute general obli-gations of the municipality for which the municipality's taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obliga-tion. However, certain lease obligations contain

"non-appropriation" clauses which provide that the municipality has no obliga-tion to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. In addition to the "non-appropriation" risk, these securities represent a relatively new type of financing that has not yet developed the depth of marketability associated with more conventional bonds. Although "non-appropriation" lease obligations are often secured by the underlying property, disposition of the property in the event of foreclosure might prove difficult. There is no limitation on the per-centage of the Fund's assets that may be invested in municipal lease obliga-tions. In evaluating municipal lease obligations, the Adviser will consider such factors as it deems appropriate which may include: (a) whether the lease can be canceled; (b) the ability of the lease obligee to direct the sale of the underlying assets; (c) the general creditworthiness of the lease obligor; (d) the likelihood that the municipality will discontinue appropriating funding for the leased property in the event such property is no longer considered essen-tial by the municipality; (e) the legal recourse of the lease obligee in the event of such a failure to appropriate funding; (f) whether the security is backed by a credit enhancement such as insurance; and (g) any limitations which are imposed on the lease obligor's ability to utilize substitute property or services rather than those covered by the lease obligation.

  The Fund may invest without limit in private activity bonds. Interest income on certain types of private activity bonds issued after August 7, 1986 to finance nongovernmental activities is a specific tax preference item for pur-poses of the Federal individual and corporate alternative minimum taxes. Indi-vidual and corporate shareholders may be subject to a Federal alternative mini-mum tax to the extent that the Fund's dividends are derived from interest on these bonds. Dividends derived from interest income on all Municipal Bonds are a component of the "current earnings" adjustment item for purposes of the Fed-eral corporate alternative minimum tax.

  The Fund may also invest in zero coupon bonds. Such bonds carry an additional risk that, unlike bonds which pay interest throughout the period to maturity, the Fund will realize no cash until the cash payment date unless a portion of such bonds is sold and, if the issuer defaults, the Fund may obtain no return at all on its investment.

  The Fund may invest without limit in debt obligations which are repayable out of revenue streams generated from economically related projects or facilities or debt obligations whose issuers are located in the same state. Sizable investments in such obligations could involve an increased risk to the Fund should any of such related projects or facilities experience financial diffi-culties. In addition, the Fund may invest up to 15% of its total assets in securities with contractual or other restrictions on resale and other instru-ments which are not readily marketable. The Fund also is authorized to borrow up to 10% of its total assets (including the amount borrowed) valued at market less liabilities (not including the amount bor-rowed) to meet anticipated redemptions and to pledge its assets to the same extent in connection with such borrowings.

  Further information about the Fund's investment policies, including a list of those restrictions on the Fund's investment activities that cannot be changed without shareholder approval, appears in the SAI.

 CERTAIN PORTFOLIO STRATEGIES
  In attempting to achieve its investment objective, the Fund may employ, among others, the following portfolio strategies.

  When-Issued Securities.New issues of Municipal Bonds frequently are offered on a when-issued basis, which means that delivery and payment for such securi-ties normally take place within 45 days after the date of the commitment to purchase. The payment obligation and the interest rate that will be received on when-issued securities are fixed at the time the buyer enters into the commit-ment. As a result, the yields obtained on such securities may be higher or lower than the yields available in the market on the dates when the instruments actually are delivered to the buyers. In addition, during the period before delivery and payment, there is no accrual of interest and there may be fluctua-tions in the price of the securities. The Fund will establish a segregated account with the Fund's custodian consisting of cash, debt securities of any grade or equity securities, having a value equal to or greater than the Fund's purchase commitments, provided such securities have been determined by the Adviser to be liquid and unencumbered, and are marked to market daily, pursuant to guidelines established by the directors. Placing securities rather than cash in the segregated account may have a leveraging effect on the Fund's net assets. The Fund generally will make commitments to purchase such Municipal Bonds on a when-issued basis only with the intention of actually acquiring the securities, but the Fund may sell the securities before the settlement date if it is deemed advisable.

  Temporary Investments.Under normal market conditions, the Fund may hold up to 20% of its total assets in cash or money market instruments, including taxable money market instruments ("Temporary Investments"). In addition, when the Adviser believes that market conditions warrant, including when acceptable Municipal Bonds are unavailable, the Fund may take a temporary defensive pos-ture and invest without limitation in Temporary Investments. Securities eligi-ble for short-term investment by the Fund are tax-exempt notes of municipal issuers having, at the time of purchase, a rating within the three highest grades of Moody's or S&P or the equivalent rating by any NRSRO or, if not rat-ed, having an issue of outstanding Municipal Bonds rated within the three high-est grades of Moody's or S&P or the equivalent rating by any NRSRO, and certain taxable short-term instruments having quality characteristics comparable to those for Municipal Bonds. To the extent the Fund holds Temporary Investments, it may not achieve its investment objective. Since its commencement of opera-tions, the Fund has not found it necessary to make taxable Temporary Invest-ments, and it is not expected that such action will be necessary.

  Financial Futures and Options Transactions.To hedge against a decline in the value of Municipal Bonds it owns or an increase in the price of Municipal Bonds it proposes to purchase, the Fund may enter into financial futures con-tracts and invest in options on financial futures contracts that are traded on a domestic exchange or board of trade. The futures contracts or options on futures contracts that may be entered into by the Fund will be restricted to those that are either based on an index of Municipal Bonds or relate to debt securities the prices of which are anticipated by the Adviser to correlate with the prices of the Municipal Bonds owned or to be purchased by the Fund.

  In entering into a financial futures contract, the Fund will be required to deposit with the broker through which it undertakes the transaction an amount of cash or cash equivalents equal to approximately 5% of the contract amount. This amount, which is known as "initial margin," is subject to change by the exchange or board of trade on which the contract is traded, and members of the exchange or board of trade may charge a higher amount. Initial margin is in the nature of a performance bond or good faith deposit on the contract that is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. In accordance with a process known as "marking-to-market," subsequent payments, known as "variation mar-gin," to and from the broker will be made daily as the price of the index or securities underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable. At any time prior to the expiration of a futures contract, the Fund may elect to close the position by taking an opposite position, which will operate to terminate the Fund's existing position in the contract.

  A financial futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specified property at a specified price, date, time and place. Unlike the direct investment in a futures contract, an option on a financial futures contract gives the pur-chaser the right, in return for the premium paid, to assume a position in the financial futures contract at a specified exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on financial futures contracts is limited to the premium paid for the option (plus transaction costs). The value of the option may change daily and that change would be reflected in the net asset value of the Fund.

  Regulations of the Commodity Futures Trading Commission applicable to the Fund require that its transactions in financial futures contracts and options on finan-cial futures contracts be engaged in for bona fide hedging purposes, or if the Fund enters into futures contracts for speculative purposes, that the aggregate initial margin deposits and premiums paid by the Fund will not exceed 5% of the market value of its assets. In addition, the Fund will, with respect to its purchases of financial futures contracts, establish a segregated account con-sisting of cash or cash equivalents in an amount equal to the total market value of the futures contracts, less the amount of initial margin on deposit for the contracts. The Fund's ability to trade in financial futures contracts and options on financial futures contracts may be limited to some extent by the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to a regulated investment company that are described below under "Dividends, Distributions and Taxes."

  Although the Fund intends to enter into financial futures contracts and options on financial futures contracts that are traded on a domestic exchange or board of trade only if an active market exists for those instruments, no assurance can be given that an active market will exist for them at any partic-ular time. If closing a futures position in anticipation of adverse price move-ments is not possible, the Fund would be required to make daily cash payments of variation margin. In those circumstances, an increase in the value of the portion of the Fund's investments being hedged, if any, may offset partially or completely losses on the futures contract. No assurance can be given, however, that the price of the securities being hedged will correlate with the price movements in a futures contract and, thus, provide an offset to losses on the futures contract or option on the futures contract. In addition, in light of the risk of an imperfect correlation between securities held by the Fund that are the subject of a hedging transaction and the futures or options used as a hedging device, the hedge may not be fully effective because, for example, losses on the securities held by the Fund may be in excess of gains on the futures contract or losses on the futures contract may be in excess of gains on the securities held by the Fund that were the subject of the hedge. In an effort to compensate for the imperfect correlation of movements in the price of the securities being hedged and movements in the price of futures contracts, the Fund may enter into financial futures contracts or options on financial futures contracts in a greater or lesser dollar amount than the dollar amount of the securities being hedged if the historical volatility of the futures con-tract has been less or greater than that of the securities. This "over hedging" or "under hedging" may adversely affect the Fund's net investment results if market movements are not as anticipated when the hedge is established.

  If the Fund has hedged against the possibility of an increase in interest rates adversely affecting the value of securities it holds and rates decrease instead, the Fund will lose part or all of the benefit of the increased value of securities that it has hedged because it will have offsetting losses in its futures or options positions. In addition, in those situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements on the futures contracts at a time when it may be disadvantageous to do so. These sales of securities may, but will not necessarily, be at increased prices that reflect the decline in interest rates.

  Year 2000. The investment management services provided to the Fund by the Adviser and the services provided to shareholders by Smith Barney, the Fund's distributor, depend on the smooth functioning of their computer systems. Many computer software systems in use today cannot recognize the year 2000, but revert to 1900 or some other date, due to the manner in which dates were encoded and calculated. That failure could have a negative impact on the Fund's operations, including the handling of securities trades, pricing and account services. The Adviser and Smith Barney have advised the Fund that they have been reviewing all of their computer systems and actively working on necessary changes to their systems to prepare for the year 2000 and expect that their systems will be compliant before that date. In addition, the Adviser has been advised by the Fund's custodian, transfer agent and accounting service agent that they are also in the process of modifying their systems with the same goal. There can, however, be no assurance that the Adviser, Smith Barney or any other service provider will be successful, or that interaction with other non-complying computer systems will not impair Fund services at that time.

MUNICIPAL BONDS


  The term "Municipal Bonds" generally is understood to include debt obliga-tions issued to obtain funds for various public purposes, the interest on which qualifies, in the opinion of bond counsel to the issuer, as excluded from gross income for Federal income tax purposes. In addition, Municipal Bonds may include "private activity bonds" if the proceeds from such bonds are used for the construction, equipment, repair or improvement of privately operated indus-trial or commercial facilities, and the interest paid on such bonds may be excluded from gross income for Federal income tax purposes. Current Federal tax laws place substantial limitations on the aggregate amount of such bonds that any given state may issue.

 CLASSIFICATIONS
  The two principal classifications of Municipal Bonds are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenues derived from a par-ticular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power. Sizable investments in such obligations could involve an increased risk to the Fund should any of such related facilities experience financial difficulties. Private activity bonds are in most cases revenue bonds and generally do not carry the pledge of the credit of the issuing municipali-ty. There are, of course, variations in the security of Municipal Bonds, both within a particular classification and between classifications.

VALUATION OF SHARES


  The Fund's net asset value per share is determined as of the close of regu-lar trading on the NYSE, on each day that the NYSE is open, by dividing the value of the Fund's net assets attributable to each Class by the total number of shares of that Class outstanding.

  When, in the judgment of the pricing service, quoted bid prices for invest-ments are readily available and are representative of the bid side of the mar-ket, these investments are valued at the mean between the quoted bid and asked prices. Investments for which, in the judgment of the pricing service, there is no readily obtainable market quotation (which may constitute a majority of the portfolio securities) are carried at fair value of securities of similar type, yield and maturity. Pricing services generally determine value by refer-ence to transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various relation-ships between securities. Short-term investments that mature in 60 days or less are valued at amortized cost whenever the Directors determine that amor-tized cost reflects fair value of those investments. Amortized cost valuation involves valuing an instrument at its cost initially and, thereafter, assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instru-ment. Securities and other assets that are not priced by a pricing service and for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Fund's Board of Directors. Further information regarding the Fund's valuation policies is contained in the SAI.

DIVIDENDS, DISTRIBUTIONS AND TAXES

 DIVIDENDS AND DISTRIBUTIONS


  The Fund's policy is to declare and pay exempt-interest dividends monthly. Dividends from net realized capital gains, if any, will be distributed annual-ly. The Fund may also pay additional dividends shortly before December 31 from certain amounts of undistributed ordinary income and capital gains, in order to avoid a Federal excise tax liability. If a shareholder does not otherwise instruct, exempt-interest dividends and capital gain distributions will be reinvested automatically in additional shares of the same Class at net asset value, with no additional sales charge or CDSC.

  The per share amounts of the exempt-interest dividends on Class B and Class
L shares may be lower than on Class A and Class Y shares, mainly as a result of the distribution fees applicable to Class B and L shares. Similarly, the per share amounts of exempt-interest dividends on Class A shares may be lower than on Class Y shares, as a result of the service fee attributable to Class A shares. Capital gain distributions, if any, will be the same across all Clas-ses of Fund shares (A, B, L and Y).

 TAXATION

  The following is a summary of the material federal tax considerations affect-ing the Fund and Fund shareholders. Please refer to the SAI for further discus-sion. In addition to the considerations described below and in the SAI, there may be other federal, state, local or foreign tax applications to consider. Because taxes are a complex matter, prospective shareholders are urged to con-sult their tax advisors for more detailed information with respect to the tax consequences of any investment.

  The Fund intends to qualify, as it has in prior years, under Subchapter M of the Internal Revenue Code (the "Code") for tax treatment as a regulated invest-ment company. In each taxable year that the Fund qualifies, so long as such qualification is in the best interests of its shareholders, the Fund will pay no federal income tax on its net investment income and long-term capital gain that is distributed to shareholders. The Fund also intends to satisfy condi-tions that will enable it to pay "exempt-interest dividends" to shareholders. Exempt-interest dividends are generally not subject to regular federal income taxes, although they may be considered taxable for certain state and local income (or intangible) tax purposes.

  Exempt-interest dividends attributable to interest received by the Fund on certain "private-activity" bonds will be treated as a specific tax preference item to be included in a shareholder's alternative minimum tax computation. All exempt-interest dividends will be a component of the "current earnings" adjust-ment items for purposes of the Federal corporate alternative minimum tax. In addition to the alternative minimum tax, corporate shareholders must include this percentage as a component in the corporate environmental tax computation. Exempt-interest dividends derived from the interest earned on private activity bonds will not be exempt from federal income tax for those shareholders who are "substantial users" (or persons related to "substantial users") of the facili-ties financed by these bonds.

  Shareholders who receive social security or equivalent railroad retirement benefits should note that exempt-interest dividends are one of the items taken into consideration in determining the amount of these benefits that may be sub-ject to federal income tax.

  The interest expense incurred by a shareholder on borrowing made to purchase, or carry Fund shares, are not deductible for federal income tax purposes to the extent related to the exempt-interest dividends received on such shares.

  Dividends paid by the Fund from interest income on taxable investments, net realized short-term securities gains, and, all, or a portion of, any gains realized from the sale or other disposition of certain market discount bonds are subject to federal income tax as ordinary income. Distributions, if any, from net realized long-term securities gains, derived from the sale of bonds held by the Fund for more than one year, are taxable as long-term capital gains, regardless of the length of time a shareholder has owned Fund shares.

  Shareholders are required to pay tax on all taxable distributions even if those distributions are automatically reinvested in additional Fund shares. None of the dividends paid by the Fund will qualify for the corporate dividends received deduction. The Fund will inform shareholders of the source and tax status of all distributions promptly after the close of each calendar year.

  A shareholder's gain or loss on the disposition of Fund shares (whether by redemption, sale or exchange), generally will be a long-term or short-term gain or loss depending on the length of time the shares had been owned at disposi-tion. Losses realized by a shareholder on the disposition of Fund shares owned for six months or less will be treated as a long-term capital loss to the extent a capital gain dividend had been distributed on such shares.

  The Fund is required to withhold ("backup withholding") 31% of all taxable dividends, capital gain distributions, and the proceeds of any redemption, regardless of whether gain or loss is realized upon the redemption, for share-holders who do not provide the Fund with a correct taxpayer identification num-ber (social security or employer identification number). Withholding from tax-able dividends and capital gain distributions also is required for shareholders who otherwise are subject to backup withholding. Any tax withheld as a result of backup withholding does not constitute an additional tax, and may be claimed as a credit on the shareholders' federal income tax return.

PURCHASE OF SHARES

 GENERAL

  The Fund currently offers four Classes of shares. Class A shares are sold to investors with an initial sales charge. Class B shares are sold without an ini-tial sales charge but are subject to a CDSC payable upon certain redemptions. Class L shares are sold to investors with an initial sales charge and are sub-ject to a CDSC payable upon certain redemptions. Class Y shares are sold with-out an initial sales charge or a CDSC and are available only to investors investing a minimum of $15,000,000 (except for purchases of Class Y shares by Smith Barney Concert Allocation Series Inc., for which there is no minimum pur-chase amount). Until June 25, 1999 purchases of Class L shares by investors who were holders of Class C shares of the Fund on June 12, 1998 will not be subject to the 1% front-end sales charge. See "Prospectus Summary-- Alternative Purchase Arrangements" for a discussion of factors to consider in selecting which Class of shares to purchase.

  Purchases of Fund shares must be made through a brokerage account maintained with Smith Barney, with an Introducing Broker or with an investment dealer in the selling group. When purchasing shares of the Fund, investors must specify whether the purchase is for Class A, Class B, Class L or Class Y shares. Smith Barney and other broker/dealers may charge their customers an annual account maintenance fee in connection with a brokerage account through which an investor purchases or holds shares. Accounts held directly at First Data Investor Services Group, Inc. ("First Data" or the "Transfer Agent") are not subject to a maintenance fee.

  Investors in Class A, Class B and Class L shares may open an account in the Fund by making an initial investment of at least $1,000. Investors in Class Y shares may open an account by making an initial investment of $15,000,000. Sub-sequent investments of at least $50 may be made for all Classes. For sharehold-ers purchasing shares of the Fund through the Systematic Investment Plan on a monthly basis, the minimum initial investment requirement for Class A, Class B and Class L shares and the subsequent investment requirement for all Classes is $25. For shareholders purchasing shares of the Fund through the Systematic Investment Plan on a quarterly basis, the minimum initial investment require-ment for Class A, Class B and Class L shares and the subsequent investment requirement for all Classes is $50. There are no minimum investment require-ments for Class A shares for employees of Travelers and its subsidiaries, including Smith Barney, unitholders who invest distributions from a UIT spon-sored by Smith Barney, and Directors or Trustees of any of the Smith Barney Mutual Funds and their spouses and children. The Fund reserves the right to waive or change minimums, to decline any order to purchase its shares and to suspend the offering of shares from time to time. Shares purchased will be held in the shareholder's account by the Transfer Agent. Share certificates are issued only upon a shareholder's written request to the Transfer Agent. It is not recommended that the Fund be used as a vehicle for Keogh, IRA or other qualified retirement plans.

  Purchase orders received by the Fund or Smith Barney prior to the close of regular trading on the NYSE, on any day the Fund calculates its net asset val-ue, are priced according to the net asset value determined on that day (the "trade date"). Orders received by dealers or Introducing Brokers prior to the close of regular trading on the NYSE on any day the Fund calculates its net asset value, are priced according to the net asset value determined on that day, provided the order is received by the Fund or Smith Barney prior to Smith Barney's close of business. For shares purchased through Smith Barney or Intro-ducing Brokers purchasing through Smith Barney, payment for Fund shares is due on the third business day after the trade date (the "settlement date"). In all other cases, payment must be made with the purchase order.

 SYSTEMATIC INVESTMENT PLAN
  Shareholders may make additions to their accounts at any time by purchasing shares through a service known as the Systematic Investment Plan. Under the Systematic Investment Plan, Smith Barney or the Transfer Agent is authorized through preauthorized transfers of at least $25 on a monthly basis or at least $50 on a quarterly basis, to charge the shareholder's account held with a bank or other financial institution on a monthly or quarterly basis as indicated by the shareholder to provide systematic additions to the shareholder's Fund account. A shareholder who has insufficient funds to complete the transfer will be charged a fee of up to $25 by Smith Barney or the Transfer Agent. The System-atic Investment Plan also authorizes Smith Barney to apply cash held in the shareholder's Smith Barney brokerage account or redeem the shareholder's shares of a Smith Barney money market fund to make additions to the account. Addi-tional information is available from the Fund or a Smith Barney Financial Con-sultant.

 INITIAL SALES CHARGE ALTERNATIVE--CLASS A SHARES
  The sales charges applicable to purchases of Class A shares of the Fund are as follows:

                                              SALES CHARGE
                            SALES CHARGE        AS % OF             DEALERS
                              AS % OF            AMOUNT        REALLOWANCE AS %
  AMOUNT OF INVESTMENT     OFFERING PRICE       INVESTED       OF OFFERING PRICE
 -------------------------------------------------------------------------------
  Less than $25,000             4.00%             4.17%              3.60%
  $25,000--$49,999              3.50              3.63               3.15
  $50,000--$99,999              3.00              3.09               2.70
  $100,000--$249,999            2.50              2.56               2.25
  $250,000--$499,999            1.50              1.52               1.35
  $500,000 and over              *                 *                   *
 -------------------------------------------------------------------------------

 * Purchases of Class A shares of $500,000 or more will be made at net asset value without any initial sales charge, but will be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase. The CDSC on Class A shares is payable to Smith Barney, which compensates Smith Barney Financial Consultants and other dealers whose clients make purchases of $500,000 or more. The CDSC is waived in the same circumstances in which the CDSC applicable to Class B and Class C shares is waived. See "Deferred Sales Charge Alternatives" and "Waivers of CDSC."

  Members of the selling group may receive up to 90% of the sales charge and may be deemed to be underwriters of the Fund as defined in the Securities Act of 1933, as amended.

  The reduced sales charges shown above apply to the aggregate of purchases of Class A shares of the Fund made at one time by "any person," which includes an individual and his or her immediate family, or a trustee or other fiduciary of a single trust estate or single fiduciary account.

 INITIAL SALES CHARGE WAIVERS--CLASS A SHARES

  Purchases of Class A shares may be made at net asset value without a sales charge in the following circumstances: (a) sales of Class A shares to (i) Board Members and employees of Travelers and its subsidiaries and of any of the Smith Barney Mutual Funds (including retired Board Members and employees); the imme-diate families of such persons (including the surviving spouse of a deceased Board Member or employee); and to a pension, profit-sharing or other benefit plan for such persons and (ii) employees of members of the National Association of Securities Dealers Inc., provided such sales are made upon the assurance of the purchaser that the purchase is made for investment purposes and that the security will not be resold except through redemption or repurchase; (b) offers of Class A shares to any other investment company to effect the combi-nation of such company with the Fund by merger, acquisition of assets or oth-erwise; (c) purchases of Class A shares by any client of a newly employed
Smith Barney Financial Consultant (for a period up to 90 days from the com-mencement of the Financial Consultant's employment with Smith Barney), on the condition the purchase of Class A shares is made with the proceeds of the redemption of shares of a mutual fund which (i) was sponsored by the Financial Consultant's prior employer, (ii) was sold to the client by the Financial Con-sultant and (iii) was subject to a sales charge; (d) purchases by shareholders who have redeemed Class A shares in the Fund (or Class A shares of another Smith Barney Mutual Fund that are offered with a sales charge) and who wish to reinvest their redemption proceeds in the Fund, provided the reinvestment is made within 60 calendar days of the redemption; (e) purchases by accounts man-aged by registered investment advisory subsidiaries of Travelers; (f) pur-chases by separate accounts used to fund certain unregistered variable annuity contracts; (g) investments of distributions from a UIT sponsored by Smith Bar-ney; and (h) purchases by investors participating in a Smith Barney fee-based arrangement. In order to obtain such discounts, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase would qualify for the elimination of the sales charge.

 RIGHT OF ACCUMULATION
  Class A shares of the Fund may be purchased by "any person" (as defined above) at a reduced sales charge or at net asset value determined by aggregat-ing the dollar amount of the new purchase and the total net asset value of all Class A shares of the Fund and of funds sponsored by Smith Barney which are offered with a sales charge listed under "Exchange Privilege" then held by such person and applying the sales charge applicable to such aggregate. In order to obtain such discount, the purchaser must provide sufficient informa-tion at the time of purchase to permit verification that the purchase quali-fies for the reduced sales charge. The right of accumulation is subject to modification or discontinuance at any time with respect to all shares pur-chased thereafter.

 GROUP PURCHASES
  Upon completion of certain automated systems, a reduced sales charge or pur-chase at net asset value will also be available to employees (and partners) of the same employer purchasing as a group, provided each participant makes the minimum initial investment required. The sales charge applicable to purchases by each member of such a group will be determined by the table set forth above under "Initial Sales Charge Alternative--Class A Shares," and will be based upon the aggregate sales of Class A shares of Smith Barney Mutual Funds offered with a sales charge to, and share holdings of, all members of the group. To be eligi-ble for such reduced sales charges or to purchase at net asset value, all pur-chases must be pursuant to an employer or partnership-sanctioned plan meeting certain requirements. One such requirement is that the plan must be open to specified partners or employees of the employer and its subsidiaries, if any. Such plan may, but is not required to, provide for payroll deductions. Smith Barney may also offer a reduced sales charge or net asset value purchase for aggregating related fiduciary accounts under such conditions that Smith Barney will realize economies of sales efforts and sales related expenses. An individ-ual who is a member of a qualified group may also purchase Class A shares at the reduced sales charge applicable to the group as a whole. The sales charge is based upon the aggregate dollar value of Class A shares offered with a sales charge that have been previously purchased and are still owned by the group, plus the amount of the current purchase. A "qualified group" is one which
(a) has been in existence for more than six months, (b) has a purpose other than acquiring Fund shares at a discount and (c) satisfies uniform criteria which enable Smith Barney to realize economies of scale in its costs of dis-tributing shares. A qualified group must have more than 10 members, must be available to arrange for group meetings between representatives of the Fund and the members, and must agree to include sales and other materials related to the Fund in its publications and mailings to members at no cost to Smith Barney. In order to obtain such reduced sales charge or to purchase at net asset value, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. Approval of group purchase reduced sales charge plans is subject to the discre-tion of Smith Barney.

 LETTER OF INTENT

  Class A Shares. A Letter of Intent for amounts of $50,000 or more provides an opportunity for an investor to obtain a reduced sales charge by aggregating investments over a 13-month period, provided that the investor refers to such Letter when placing orders. For purposes of a Letter of Intent, the "Amount of Investment" as referred to in the preceding sales charge table includes (i) all Class A shares of the Fund and other Smith Barney Mutual Funds offered with a sales charge acquired during the term of the Letter plus (ii) the value of all Class A shares previously purchased and still owned. Each investment made dur-ing the period receives the reduced sales charge applicable to the total amount of the investment goal. If the goal is not achieved within the period, the investor must pay the difference between the sales charges applicable to the purchases made and the charges actually paid, or an appropriate number of escrowed shares will be redeemed. The term of the Letter will commence upon the date the Letter is signed, or at the option of the investor, up to 90 days before such date. Please contact a Smith Barney Financial Consultant or the Transfer Agent to obtain a Letter of Intent application.

  Class Y Shares. A Letter of Intent may also be used as a way for investors to meet the minimum investment requirement for Class Y shares. Such investors must make an initial minimum purchase of $5,000,000 in Class Y shares of the Fund and agree to purchase a total of $15,000,000 of Class Y shares of the Fund within 13 months from the date of the Letter. If a total investment of $15,000,000 is not made within the 13 month period, all Class Y shares pur-chased to date will be transferred to Class A shares, where they will be sub-ject to all fees (including a service fee of 0.15%) and expenses applicable to the Fund's Class A shares, which may include a CDSC of 1.00%. Please contact a Smith Barney Financial Consultant or the Transfer Agent for further information.

 DEFERRED SALES CHARGE ALTERNATIVES

  "CDSC Shares" are sold at net asset value next determined without an initial sales charge so that the full amount of an investor's purchase payment may be immediately invested in the Fund. A CDSC, however, may be imposed on certain redemptions of these shares. "CDSC Shares" are : (a) Class B shares; (b) Class L shares; and (c) Class A shares that were purchased without an initial sales charge but subject to a CDSC.

  Any applicable CDSC will be assessed on an amount equal to the lesser of the original cost of the shares being redeemed or their net asset value at the time of redemption. CDSC Shares that are redeemed will not be subject to a CDSC to the extent that the value of such shares represents: (a) capital appreciation of Fund assets; (b) reinvestment of dividends or capital gain distributions;
(c) with respect to Class B shares, shares redeemed more than five years after their purchase; or (d) with respect to Class L shares and Class A shares that are CDSC Shares, shares redeemed more than 12 months after their purchase.

  Class L and Class A shares that are CDSC Shares are subject to a 1.00% CDSC if redeemed within 12 months of purchase. In circumstances in which the CDSC is imposed on Class B shares, the amount of the charge will depend on the number of years since the shareholder made the purchase payment from which the amount is being redeemed. Solely for purposes of determining the number of years since a purchase payment, all purchase payments made during a month will be aggre-gated and deemed to have been made on the last day of the preceding Smith Bar-ney statement month. The following table sets forth the rates of the charge for redemptions of Class B shares by shareholders.

      YEAR SINCE PURCHASE
      PAYMENT WAS MADE      CDSC
---------------------------------
      First                 4.50%
      Second                4.00
      Third                 3.00
      Fourth                2.00
      Fifth                 1.00
      Sixth and thereafter  0.00
---------------------------------

  Class B shares will convert automatically to Class A shares eight years after the date on which they were purchased and thereafter will no longer be subject to any distribution fees. There will also be converted at that time such pro-portion of Class B Dividend Shares owned by the shareholder as the total number of his or her Class B shares converting at the time bears to the total number of outstanding Class B shares (other than Class B Dividend Shares) owned by the shareholder. See "Prospectus Summary--Alternative Purchase Arrangements--Class B Shares Conversion Feature."

  The length of time that CDSC Shares acquired through an exchange have been held will be calculated from the date that the shares exchanged were initially acquired in one of the other Smith Barney Mutual Funds, and Fund shares being redeemed will be considered to represent, as applicable, capital appreciation or dividend and capital gain distribution reinvestments in such other funds. For Federal income tax purposes, the amount of the CDSC will reduce the gain or increase the loss, as the case may be, on the amount realized on redemption. The amount of any CDSC will be paid to Smith Barney.

  To provide an example, assume an investor purchased 100 Class B shares at $10 per share for a cost of $1,000. Subsequently, the investor acquired 5 addi-tional shares through dividend reinvestment. During the fifteenth month after the purchase, the investor decided to redeem $500 of his or her investment. Assuming at the time of the redemption the net asset value had appreciated to $12 per share, the value of the investor's shares would be $1,260 (105 shares at $12 per share). The CDSC would not be applied to the amount which represents appreciation ($200) and the value of the reinvested dividend shares ($60). Therefore, $240 of the $500 redemption proceeds ($500 minus $260) would be charged at a rate of 4.00% (the applicable rate for Class B shares) for a total deferred sales charge of $9.60.

 WAIVERS OF CDSC
  The CDSC will be waived on: (a) exchanges (see "Exchange Privilege"); (b) au-tomatic cash withdrawals in amounts equal to or less than 1.00% per month of the value of the shareholder's shares at the time the withdrawal plan commences (see "Automatic Cash Withdrawal Plan") (provided, however, that automatic cash withdrawals in amounts equal to or less than 2.00% per month of the value of the shareholder's shares will be permitted for withdrawal plans that were established prior to November 7, 1994); (c) redemptions of shares within 12 months following the death or disability of the shareholder; (d) involuntary redemptions; and (e) redemptions of shares to effect with a combination of the Fund with any investment company by merger, acquisition of assets or otherwise. In addition, a shareholder who has redeemed shares from other Smith Barney Mutual Funds may, under certain circumstances, reinvest all or part of the redemption proceeds within 60 days and receive pro rata credit for any CDSC imposed on the prior redemption.

  CDSC waivers will be granted subject to confirmation (by Smith Barney in the case of shareholders who are also Smith Barney clients or by the Transfer Agent in the case of all other shareholders) of the shareholder's status or holdings, as the case may be.

EXCHANGE PRIVILEGE

  Except as otherwise noted below, shares of each Class may be exchanged at the net asset value next determined for shares of the same Class in the following Smith Barney Mutual Funds, to the extent shares are offered for sale in the shareholder's state of residence. Exchanges of Class A, Class B and Class L shares are subject to minimum investment requirements and all shares are sub-ject to the other requirements of the fund into which exchanges are made.

 FUND NAME
 Growth Funds

    Concert Peachtree Growth Fund

    Concert Social Awareness Fund

    Smith Barney Aggressive Growth Fund Inc.

    Smith Barney Appreciation Fund Inc.

    Smith Barney Balanced Fund

    Smith Barney Contrarian Fund

    Smith Barney Convertible Fund

    Smith Barney Fundamental Value Fund Inc.

    Smith Barney Funds, Inc.--Large Cap Value Fund

    Smith Barney Large Cap Blend Fund

    Smith Barney Large Capitalization Growth Fund

    Smith Barney Natural Resources Fund Inc.

    Smith Barney Premium Total Return Fund

    Smith Barney Small Cap Blend Fund, Inc.

    Smith Barney Special Equities Fund


 Taxable Fixed-Income Funds
    **Smith Barney Adjustable Rate Government Income Fund
    Smith Barney Diversified Strategic Income Fund

    ++Smith Barney Funds, Inc.--Short-Term U.S. Treasury Securities Fund

    Smith Barney Funds, Inc.--U.S. Government Securities Fund
    Smith Barney Government Securities Fund
    Smith Barney High Income Fund
    Smith Barney Investment Grade Bond Fund
    Smith Barney Managed Governments Fund Inc.

    Smith Barney Total Return Bond Fund

  Tax-Exempt Funds
    Smith Barney Arizona Municipals Fund Inc.
    Smith Barney California Municipals Fund Inc.

    *Smith Barney Intermediate Maturity California Municipals Fund *Smith Barney Intermediate Maturity New York Municipals Fund
    Smith Barney Massachusetts Municipals Fund

    Smith Barney Municipal High Income Fund
    Smith Barney Muni Funds--Florida Portfolio
    Smith Barney Muni Funds--Georgia Portfolio
    *Smith Barney Muni Funds--Limited Term Portfolio
    Smith Barney Muni Funds--National Portfolio
    Smith Barney Muni Funds--New York Portfolio
    Smith Barney Muni Funds--Pennsylvania Portfolio
    Smith Barney New Jersey Municipals Fund Inc.
    Smith Barney Oregon Municipals Fund

  Global--International Funds

    Smith Barney Hansberger Global Small Cap Value Fund

    Smith Barney Hansberger Global Value Fund
    Smith Barney World Funds, Inc.--Emerging Markets Portfolio
    Smith Barney World Funds, Inc.--European Portfolio
    Smith Barney World Funds, Inc.--Global Government Bond Portfolio Smith Barney World Funds, Inc.--International Balanced Portfolio Smith Barney World Funds, Inc.--International Equity Portfolio Smith Barney World Funds, Inc.--Pacific Portfolio

  Smith Barney Concert Allocation Series Inc.
    Smith Barney Concert Allocation Series Inc.--Balanced Portfolio Smith Barney Concert Allocation Series Inc.--Conservative Portfolio

    Smith Barney Concert Allocation Series Inc.--Global Portfolio Smith Barney Concert Allocation Series Inc.--Growth Portfolio Smith Barney Concert Allocation Series Inc.--High Growth Portfolio Smith Barney Concert Allocation Series Inc.--Income Portfolio

  Money Market Funds

     +Smith Barney Exchange Reserve Fund
    ++Smith Barney Money Funds, Inc.--Cash Portfolio
    ++Smith Barney Money Funds, Inc.--Government Portfolio
    ***Smith Barney Money Funds, Inc.--Retirement Portfolio
    ++Smith Barney Municipal Money Market Fund, Inc.
    ++Smith Barney Muni Funds--California Money Market Portfolio
    ++Smith Barney Muni Funds--New York Money Market Portfolio
--------------------------------------------------------------------------------

   *Available for exchange with Class A, Class L and Class Y shares of the Fund.
  **Available for exchange with Class A and Class B shares of the Fund. ***Available for exchange with Class A shares of the Fund.

   +Available for exchange with Class B and Class L shares of the Fund. ++Available for exchange with Class A and Class Y shares of the Fund.

  Class B Exchanges.In the event a Class B shareholder wishes to exchange all or a portion of his or her shares in any of the funds imposing a higher CDSC than that imposed by the Fund, the exchanged Class B shares will be subject to the higher applicable CDSC. Upon an exchange, the new Class B shares will be deemed to have been purchased on the same date as the Class B shares of the Fund that have been exchanged.

  Class L Exchanges.Upon an exchange, the new Class L shares will be deemed to have been purchased on the same date as the Class L shares of the Fund that have been exchanged.

  Class A and Class Y Exchanges.Class A and Class Y shareholders of the Fund who wish to exchange all or a portion of their shares for shares of the respec-tive Class in any of the funds identified above may do so without imposition of any charge.

  Additional Information Regarding the Exchange Privilege.Although the exchange privilege is an important benefit, excessive exchange transactions can be det-rimental to the Fund's performance and its shareholders. The Adviser may deter-mine that a pattern of frequent exchanges is excessive and contrary to the best interests of its other shareholders. In this event, the Fund may, at its dis-cretion, decide to limit additional purchases and/or exchanges by a sharehold-er. Upon such a determination, the Fund will provide notice in writing or by telephone to the shareholder at least 15 days prior to suspending the exchange privilege and during the 15 day period the shareholder will be required to (a) redeem his or her shares in the Fund or (b) remain invested in the Fund or exchange into any of the Smith Barney Mutual Funds ordinarily available, which position the shareholder would be expected to maintain for a significant period of time. All relevant factors will be considered in determining what consti-tutes an abusive pattern of exchanges.

  Certain shareholders may be able to exchange shares by telephone. See "Re-demption of Shares--Telephone Redemption and Exchange Program." Exchanges will be processed at the net asset value next determined. Redemption procedures dis-cussed below are also applicable for exchanging shares, and exchanges will be made upon receipt of all supporting documents in proper form. If the account registration of the shares of the fund being acquired is identical to the reg-istration of the shares of the fund exchanged, no signature guarantee is required. A capital gain or loss for tax purposes will be realized upon the exchange, depending upon the cost or other basis of shares redeemed. Before exchanging shares, investors should read the current prospectus describing the shares to be acquired. The Fund reserves the right to modify or discontinue exchange privileges upon 60 days' prior notice to shareholders.

REDEMPTION OF SHARES


  The Fund is required to redeem the shares of the Fund tendered to it, as described below, at a redemption price equal to their net asset value per share next determined after receipt of a written request in proper form at no charge other than any applicable CDSC. Redemption requests received after the close of regular trading on the NYSE are priced at the net asset value next determined.

  If a shareholder holds shares in more than one Class, any request for redemp-tion must specify the Class being redeemed. In the event of a failure to spec-ify which Class, or if the investor owns fewer shares of the Class than speci-fied, the redemption request will be delayed until the Transfer Agent receives further instructions from Smith Barney, or if the shareholder's account is not with Smith Barney, from the shareholder directly. The redemption proceeds will be remitted on or before the third business day following receipt of proper tender, except on any days on which the NYSE is closed or as permitted under the 1940 Act in extraordinary circumstances. Generally, if the redemption pro-ceeds are remitted to a Smith Barney brokerage account, these funds will not be invested for the shareholder's benefit without specific instruction and Smith Barney will benefit from the use of temporarily uninvested funds. Redemption proceeds for shares purchased by check, other than a certified or official bank check, will be remitted upon clearance of the check, which may take up to ten days or more.

  Shares held by Smith Barney as custodian must be redeemed by submitting a written request to a Smith Barney Financial Consultant. Shares other than those held by Smith Barney as custodian may be redeemed through an investor's Finan-cial Consultant, Introducing Broker or a dealer in the selling group or by sub-mitting a written request for redemption to:

  Smith Barney Managed Municipals Fund Inc.

  Class A, B, L or Y (please specify)
  c/o First Data Investor Services Group, Inc.
  P.O. Box 5128
  Westborough, Massachusetts 01581-5128

  A written redemption request must (a) state the Class and number or dollar amount of shares to be redeemed, (b) identify the shareholder's account number and (c) be signed by each registered owner exactly as the shares are regis-tered. If the shares to be redeemed were issued in certificate form, the cer-tificates must be endorsed for transfer (or be accompanied by an endorsed stock power) and must be submitted to the Transfer Agent together with the redemption request. Any signature required in connection with a written redemption request in excess of $10,000, share certificate or stock power must be guaranteed by an eligible guarantor institution such as a domestic bank, savings and loan insti-tution, domestic credit union, member bank of the Federal Reserve System or member firm of a national securities exchange. Written redemption requests of $10,000 or less do not require a signature guarantee unless more than one such redemption request is made in any 10-day period. Redemption proceeds will be mailed to an investor's address of record. The Transfer Agent may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees or guard-ians. A redemption request will not be deemed properly received until the Transfer Agent receives all required documents in proper form.

 TELEPHONE REDEMPTION AND EXCHANGE PROGRAM
  Shareholders who do not have a Smith Barney brokerage account may be eligible to redeem and exchange Fund shares by telephone. To determine if a shareholder is entitled to participate in this program, he or she should contact the Trans-fer Agent at (800) 451-2010. Once eligibility is confirmed, the shareholder must complete and return a Telephone/Wire Authorization form, including a sig-nature guarantee, that will be provided by the Transfer Agent upon request. (Alternatively, an investor may authorize telephone redemptions on the new account application with a signature guarantee when making his/her initial investment in the Fund.)

  Redemptions.Redemption requests of up to $10,000 of any class or classes of the Fund's shares may be made by eligible shareholders by calling the Transfer Agent at (800) 451-2010. Such requests may be made between 9:00 a.m. and 4:00 p.m. (New York City time) on any day the NYSE is open. Redemptions of shares (i) by retirement plans or (ii) for which certificates have been issued are not permitted under this program.

  A shareholder will have the option of having the redemption proceeds mailed to his/her address of record or wired to a bank account predesignated by the shareholder. Generally, redemption proceeds will be mailed or wired, as the case may be, on the next business day following the redemption request. In order to use the wire procedures, the bank receiving the proceeds must be a member of the Federal Reserve System or have a correspondent relationship with a member bank. The Fund reserves the right to charge shareholders a nominal fee for each wire redemption. Such charges, if any, will be assessed against the shareholder's account from which shares were redeemed. In order to change the bank account designated to receive redemption proceeds, a shareholder must com-plete a new Telephone/Wire Authorization Form and, for the protection of the shareholder's assets, will be required to provide a signature guarantee and certain other documentation.

  Exchanges.Eligible shareholders may make exchanges by telephone if the account registration of the fund being acquired is identical to the registra-tion of the shares of the fund exchanged. Such exchange requests may be made by calling the Transfer Agent at (800) 451-2010 between 9:00 a.m. and 4:00 p.m. (New York City time) on any day on which the NYSE is open.

  Additional Information regarding Telephone Redemption and Exchange Program.Neither the Fund nor its agents will be liable for following instruc-tions communicated by telephone that are reasonably believed to be genuine. The Fund and its agents will employ procedures designed to verify the identity of the caller and legitimacy of instructions (for example, a shareholder's name and account number will be required and phone calls may be recorded). The Fund reserves the right to suspend, modify or discontinue the telephone redemption and exchange program or to impose a charge for this service at any time fol-lowing at least seven days' prior notice to shareholders.

 AUTOMATIC CASH WITHDRAWAL PLAN

  The Fund offers shareholders an automatic cash withdrawal plan, under which shareholders who own shares with a value of at least $10,000 may elect to receive cash payments of at least $50 monthly or quarterly. The withdrawal plan will be carried over on exchanges between funds or Classes of the Fund. Any applicable CDSC will not be waived on amounts withdrawn by a shareholder that exceed 1.00% per month of the value of the shareholder's shares subject to the CDSC at the time the withdrawal plan commences. (With respect to with-drawal plans in effect prior to November 7, 1994, any applicable CDSC will be waived on amounts withdrawn that do not exceed 2.00% per month of the share-holder's shares subject to the CDSC.) For further information regarding the automatic cash withdrawal plan, shareholders should contact a Smith Barney Financial Consultant or their Financial Consultant, Introducing Broker or a dealer in the selling group.

MINIMUM ACCOUNT SIZE


  The Fund reserves the right to involuntarily liquidate any shareholder's account in the Fund if the aggregate net asset value of the shares held in the Fund account is less than $500. (If a shareholder has more than one account in this Fund, each account must satisfy the minimum account size.) The Fund, how-ever, will not redeem shares based solely on market reductions in net asset value. Before the Fund exercises such right, shareholders will receive written notice and will be permitted 60 days to bring accounts up to the minimum to avoid involuntary liquidation.

PERFORMANCE


 YIELD
  From time to time, the Fund may advertise the 30-day "yield" and "equivalent taxable yield" of each Class of shares. The yield refers to the income gener-ated by an investment in those shares over the 30-day period identified in the advertisement and is computed by dividing the net investment income per share earned by the Class during the period by the maximum public offering price per share on the last day of the period. This income is "annualized" by assuming the amount of income is generated each month over a one-year period and is compounded semi-annually. The annualized income is then shown as a percentage of the net asset value.

  The equivalent taxable yield demonstrates the yield on a taxable investment necessary to produce an after-tax yield equal to the Fund's tax-exempt yield for each Class. It is calculated by increasing the yield shown for the Class to the extent necessary to reflect the payment of taxes at specified tax rates. Thus, the equivalent taxable yield always will exceed the Fund's yield. For more information on equivalent taxable yields, refer to the table under "Divi-dends, Distributions and Taxes."

 TOTAL RETURN

  From time to time the Fund may include its total return, average annual total return and current dividend return in advertisements and/or other types of sales literature. These figures are computed separately for Class A, Class B, Class L and Class Y shares of the Fund. These figures are based on historical earnings and are not intended to indicate future performance. Total return is computed for a specified period of time assuming deduction of the maximum sales charge, if any, from the initial amount invested and reinvestment of all income dividends and capital gain distributions on the reinvestment dates at prices calculated as stated in this Prospectus, then dividing the value of the invest-ment at the end of the period so calculated by the initial amount invested and subtracting 100%. The standard average annual total return, as prescribed by the SEC, is derived from this total return, which provides the ending redeem-able value. Such standard total return information may also be accompanied with nonstandard total return information for differing periods computed in the same manner but without annualizing the total return or taking sales charges into account. The Fund calculates current dividend return for each Class by annualizing the most recent monthly distribution and dividing by the net asset value or the maximum public offering price (including sales charge) on the last day of the period for which current dividend return is presented. The current dividend return for each Class may vary from time to time depending on market conditions, the composition of its investment portfolio and operating expenses. These factors and possible differences in the methods used in calculating cur-rent dividend return should be considered when comparing a Class' current return to yields published for other investment companies and other investment vehicles. The Fund may also include comparative performance information in advertising or marketing its shares. Such performance information may include data from Lipper Analytical Services, Inc. or similar independent services that monitor the performance of mutual funds, or other financial publications.

MANAGEMENT OF THE FUND


 BOARD OF DIRECTORS
  Overall responsibility for management and supervision of the Fund rests with the Fund's Board of Directors. The Directors approve all significant agreements between the Fund and the companies that furnish services to the Fund, including agreements with the Fund's distributor, investment adviser and administrator, custo-dian and transfer agent. The day-to-day operations of the Fund are delegated to the Fund's investment adviser and administrator. The SAI contains back-ground information regarding each Director and executive officer of the Fund.

 INVESTMENT ADVISER AND ADMINISTRATOR

  The Fund's investment adviser, MMC, is a registered investment adviser whose principal executive offices are located at 388 Greenwich Street, New York, New York 10013. MMC was incorporated in 1968 under the laws of Delaware and ren-ders investment advice to a wide variety of individual, institutional and investment company clients that had aggregate assets under management as of May 31, 1998 in excess of $98 billion.

  Subject to the supervision and direction of the Fund's Board of Directors, the Adviser manages the Fund's portfolio in accordance with the Fund's stated investment objective and policies, makes investment decisions for the Fund, places orders to purchase and sell securities and employs professional portfo-lio managers and securities analysts who provide research services to the Fund. For investment advisory services rendered, the Fund pays the Adviser a fee at the following annual rates of average daily net assets: 0.35% up to $500 million; 0.32% of the next $1 billion; and 0.29% in excess of $1.5 bil-lion. This fee is calculated daily and paid monthly.
For the fiscal year ended February 28, 1998, the Adviser was paid investment advisory fees equal to 0.31% of the value of the average daily net assets of the Fund.

  MMC also serves as the Fund's administrator and oversees all aspects of the Fund's administration and operation. For administration services rendered, the Fund pays MMC a fee at the following annual rates of average daily net assets:
0.20% up to $500 million; 0.18% of the next $1 billion; and 0.16% in excess of $1.5 billion. For the fiscal year ended February 28, 1998, the Fund paid an administration fee of 0.17% of the value of its average daily net assets.

 PORTFOLIO MANAGEMENT

  Joseph P. Deane, an Investment Officer of MMC and a Managing Director of Smith Barney, has served as Vice President and Investment Officer of the Fund since November 1, 1988, and is responsible for managing the day-to-day opera-tions of the Fund, including making investment decisions.

  Management's discussion and analysis, and additional performance information regarding the Fund during the fiscal year ended February 28, 1998 is included in the Annual Report dated February 28, 1998. A copy of the Annual Report may be obtained upon request and without charge from a Smith Barney Financial Con-sultant or by writing or calling the Fund at the address or phone number listed on page one of this Prospectus.

  On April 6, 1998, Travelers announced that it had entered into a Merger Agreement with Citicorp. The transaction, which is expected to be completed during the third quarter of 1998, is subject to various regulatory approvals, including approval by the Federal Reserve Board. The transaction is also sub-ject to approval by the stockholders of each of Travelers and Citicorp. Upon consummation of the merger, the surviving corporation would be a bank holding company subject to regulation under the Bank Holding Company Act of 1956 (the "BHCA"), the requirements of the Glass-Steagall Act and certain other laws and regulations. Although the effects of the merger of Travelers and Citicorp and compliance with the requirements of the BHCA and the Glass-Steagall Act are still under review, the Adviser does not believe that its compliance with applicable law following the merger of Travelers and Citicorp will have a material adverse effect on its ability to continue to provide the Fund with the same level of investment advi-sory services that it currently receives.

DISTRIBUTOR

  Smith Barney is located at 388 Greenwich Street, New York, New York 10013. Smith Barney distributes shares of the Fund as principal underwriter and as such conducts a continuous offering pursuant to a "best efforts" arrangement requiring Smith Barney to take and pay for only such securities as may be sold to the public. Pursuant to a plan of distribution adopted by the Fund under Rule 12b-1 under the 1940 Act (the "Plan"), Smith Barney is paid a service fee with respect to Class A, Class B and Class L shares of the Fund at the annual rate of 0.15% of the average daily net assets of the respective Class. Smith Barney is also paid a distribution fee with respect to Class B and Class L shares at the annual rate of 0.50% and 0.55%, respectively, of the average daily net assets attributable to those Classes. Class B shares which automati-cally convert to Class A shares eight years after the date of original purchase will no longer be subject to a distribution fee. The fees are used by Smith Barney to pay its Financial Consultants for servicing shareholder accounts and, in the case of Class B and Class L shares, to cover expenses primarily intended to result in the sale of those shares. These expenses include: advertising expenses; the cost of printing and mailing prospectuses to potential investors; payments to and expenses of Smith Barney Financial Consultants and other per-sons who provide support services in connection with the distribution of shares; interest and/or carrying charges; and indirect and overhead costs of Smith Barney associated with the sale of Fund shares, including lease, utility, communications and sales promotion expenses.

  The payments to Smith Barney Financial Consultants for selling shares of a Class include a commission or fee paid by the investor or Smith Barney at the time of sale and, with respect to Class A, Class B and Class L shares, a con-tinuing fee for servicing shareholder accounts for as long as a shareholder remains a holder of that Class. Smith Barney Financial Consultants may receive different levels of compensation for selling different Classes of shares.

  Payments under the Plan are not tied exclusively to the distribution and shareholder service expenses actually incurred by Smith Barney and the payments may exceed distribution expenses actually incurred. The Fund's Board of Direc-tors will evaluate the appropriateness of the Plan and its payment terms on a continuing basis and in so doing will consider all relevant factors, including expenses borne by Smith Barney, amounts received under the Plan and proceeds of the CDSC.

ADDITIONAL INFORMATION

  The Fund was incorporated under the laws of the State of Maryland on Septem-ber 16, 1980, and is registered with the SEC as a diversified, open-end manage-ment investment company.

  Each Class of the Fund's shares represents an identical interest in the Fund's investment portfolio. As a result, the Classes have the same rights, privileges and preferences, except with respect to: (a) the designation of each Class; (b) the effect of the respective sales charges for each Class; (c) the distribution and/or service fees borne by each Class; (d) the expenses allow-able exclusively to each Class; (e) voting rights on matters exclusively affecting a single class; (f) the exchange privilege of each Class; and (g) the conversion feature of the Class B shares. The Board of Directors does not anticipate that there will be any conflicts among the interests of the holders of the different Classes. The Directors, on an ongoing basis, will consider whether any such conflict exists and, if so, take appropriate action.

  The Fund does not hold annual shareholder meetings. There normally will be no meetings of shareholders for the purpose of electing Directors unless and until such time as less than a majority of the Directors holding office have been elected by shareholders. The Directors will call a meeting for any purpose upon written request of shareholders holding at least 10% of the Fund's outstanding shares and the Fund will assist shareholders in calling such a meeting as required by the 1940 Act. When matters are submitted for shareholder vote, shareholders of each Class will have one vote for each full share owned and a proportionate, fractional vote for any fractional share held of that Class. Generally, shares of the Fund will be voted on a Fund-wide basis on all matters except matters affecting only the interests of one Class.

  PNC, located at 17th and Chestnut Streets, Philadelphia, Pennsylvania 19103, serves as custodian of the Fund's investments.

  First Data, located at 53 State Street, Boston, Massachusetts 02109, serves as the Fund's transfer agent.

  The Fund sends to each of its shareholders a semi-annual report and an audited annual report, which include listings of the investment securities held by the Fund at the end of the reporting period. In an effort to reduce the Fund's printing and mailing costs, the Fund plans to consolidate the mailing of its semi-annual and annual reports by household. This consolidation means that a household having multiple accounts with the identical address of record will receive a single copy of each report. Shareholders who do not want this consol-idation to apply to their account should contact their Financial Consultants or the Transfer Agent.

                      [This page intentionally left blank]

                                          SMITH BARNEY


                                          A Member of TravelersGroup [LOGO]






                                       SMITH BARNEY MANAGED MUNICIPALS FUND INC.

                                   388 Greenwich Street New York, New York 10013

                                                               FD 0261 6/98




SMITH BARNEY MANAGED MUNICIPALS FUND INC.

PART B

Smith Barney

Managed Municipals Fund Inc.
388 Greenwich Street
New York, New York 10013
(800) 451-2010

Statement of Additional
Information

June 26, 1998


This Statement of Additional Information (the "SAI") expands upon and supplements the information contained in the current Prospectus of Smith Barney Managed Municipals Fund Inc. (the "Fund") dated June 26, 1998, as amended or supplemented from time to time, and should be read in conjunction with the Fund's Prospectus. The Fund's Prospectus may be obtained from a Smith Barney Financial Consultant or by writing or calling the Fund at the address or telephone number set forth above. This SAI, although not in itself a prospectus, is incorporated by reference into the Prospectus in its entirety.


TABLE OF CONTENTS
For ease of reference, the same section headings are used in both the Prospectus and this SAI, except where shown below.

Management of the
Fund....................................................................
 ..............................................
1
Investment Objective and Management
Policies................................................................
 ...............
6
Municipal
Bonds...................................................................
 ...........................................................
10
Purchase of
Shares..................................................................
 .........................................................
12
Redemption of
Shares..................................................................
 ....................................................
13
Distributor.............................................................
 ..........................................................................
14
Valuation of
Shares..................................................................
 ........................................................
15
Exchange
Privilege...............................................................
 ............................................................
16
Performance Data (See in the Prospectus
"Performance")..........................................................
 ....
17
Taxes (See in the Prospectus "Dividends, Distributions and
Taxes")...............................................
20
Additional
Information.............................................................
 ........................................................
22
Financial
Statements..............................................................
 ..........................................................
23
Appendix
A.......................................................................
 ...............................................................
A-1



MANAGEMENT OF THE FUND
The executive officers of the Fund are employees of certain of the organizations that provide services to the Fund. These organizations are the following:

Name
Service
Smith Barney Inc.
   ("Smith Barney" or the "Distributor")

Distributor

Mutual Management Corp.
   ("MMC" or the "Adviser" formerly known as Smith Barney Mutual Funds Management Inc.)

Investment Adviser and
Administrator
PNC Bank, National Association
   ("PNC" or the "Custodian")

Custodian
First Data Investor Services Group, Inc.
   ("First Data" or the "Transfer Agent")

Transfer Agent

These organizations and the functions they perform for the Fund are discussed in the Prospectus and in this SAI.

Directors and Executive Officers of the Fund

The names of the Directors and executive officers of the Fund, together with information as to their principal business occupations during the past five years, are shown below. Each Director who is an "interested person" of the Fund, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), is indicated by an asterisk.

Herbert Barg, Director (Age 75). Private investor. His address is 273 Montgomery Avenue, Bala Cynwyd, Pennsylvania 19004.

Alfred J. Bianchetti, Director (Age 75). Retired; formerly Senior
Consultant to Dean Witter Reynolds Inc. His address is 19 Circle End Drive, Ramsey, New Jersey 07466.

Martin Brody, Director (Age 76). Consultant, HMK Associates; Retired Vice Chairman of the Board of Restaurant Associates Corp. His address is HMK Associates, 30 Columbia Turnpike, Florham Park, New Jersey 07932.

Dwight B. Crane, Director (Age 60). Professor, Harvard Business
School. His address is Harvard Business School, Soldiers Field Road, Boston, Massachusetts 02163.

Burt N. Dorsett, Director (Age 67). Managing Partner of Dorsett
McCabe Management, Inc., an investment counseling firm; Trustee of Research Corporation Technologies Inc., a non-profit patent-clearing and licensing firm. His address is 201 East 62nd Street, New York, New York 10021.

Elliot S. Jaffe, Director (Age 72). Chairman of the Board and
President of The Dress Barn, Inc. His address is 30 Dunnigan Drive, Suffern, New York 10901.

Stephen E. Kaufman, Director (Age 66). Attorney. His address is 277 Park Avenue, New York, New York 10172.

Joseph J. McCann, Director (Age 67). Financial Consultant; Retired Financial Executive, Ryan Homes, Inc. His address is 200 Oak Park Place, Pittsburgh, Pennsylvania 15243.

*Heath B. McLendon, Chairman of the Board, President and Chief
Executive Officer (Age 65). Managing Director of Smith Barney, Chairman of the Board of Smith Barney Strategy Advisers Inc. and President of MMC and Travelers Investment Adviser, Inc. ("TIA"). Mr. McLendon is Chairman or Co-Chairman of the Board and Director of 58 Investment Companies associated with Salomon Smith Barney Holdings Inc.. Prior to July 1993, Senior Executive Vice President of Shearson Lehman Brothers Inc., Vice Chairman of Shearson Asset Management, Director of PanAgora Asset Management, Inc. and PanAgora Asset Management Limited. His address is 388 Greenwich Street, New York, New York 10013.


Cornelius C. Rose, Jr., Director (Age 64). President, Cornelius C. Rose Associates, Inc., financial consultants, and Chairman and Trustee of Performance Learning Systems, an educational consultant. His address is Meadowbrook Village, Building 4, West Lebanon, New Hampshire 03784.

Lewis E. Daidone, Senior Vice President and Treasurer (Age 40). Managing Director of Smith Barney; Chief Financial Officer of the Smith Barney Mutual Funds; Director and Senior Vice President of MMC and TIA. Mr. Daidone serves as Senior Vice President and Treasurer of 42 Smith Barney Mutual Funds. His address is 388 Greenwich Street, New York, New York 10013.

Joseph P. Deane, Vice President and Investment Officer (Age 50). Investment Officer of MMC; prior to July 1993, Managing Director of Shearson Lehman Advisors ("SLA"). Mr. Deane is also an Investment Officer of six other Smith Barney Mutual Funds. His address is 388 Greenwich Street, New York, New York 10013.

David Fare, Investment Officer (Age 35). Investment Officer of MMC; prior to July 1993, Vice President of SLA. Mr. Fare is also an
Investment Officer of four other Smith Barney Mutual Funds. His address is 388 Greenwich Street, New York, New York 10013.

Christina T. Sydor, Secretary (Age 47). Managing Director of Smith Barney; General Counsel and Secretary of MMC and TIA. Ms. Sydor serves as Secretary of 42 Smith Barney Mutual Funds. Her address is 388
Greenwich Street, New York, New York 10013.


As of June 12, 1998, the Directors and officers of the Fund, as a group, owned less than 1.00% of the outstanding common stock of the Fund. To the best knowledge of the Directors, as of June 12, 1998, only the following shareholder or "group" (as such term is used in Section 13(d) of the Securities and Exchange Act of 1934, as amended) owned beneficially or of record more than 5% of the shares of the Fund:

Barry Baker
28 Merry Hill Ct.
Pikesville, MD 21208-1746
owned 376,743.710 (25.0047%) Class Y shares

Lawrence J. Bogan and
Marianne Bogan
632 Club Lane
Marietta, GA 30067-4618
owned 328,539.281
(21.8054%) Class Y shares

David J. Heerensperger
981 Powell Ave. SW
Renton, WA 98055-2908
Owned 779,355.892 (51.7264%) Class Y Shares

No officer, director or employee of Smith Barney or any of its affiliates receives any compensation from the Fund for serving as an officer or Director of the Fund. The Fund pays each Director who is not an officer, director or employee of Smith Barney or any of its affiliates a fee of $4,000 per annum plus $500 per in-person meeting and
$100 per telephonic meeting.   Upon attainment of age 80 Directors are
required to change to emeritus status. Directors Emeritus are entitled to serve in emeritus status for ten years during which time they are paid 50% of the annual retainer fee and meeting fees otherwise applicable to the Fund Directors together with the reasonable out-of-pocket expenses for each meeting attended. During the Fund's last fiscal year aggregate compensation paid by the Fund to Directors
achieving emeritus status totaled  $3,300.   All Directors are
reimbursed for travel and out-of-pocket expenses incurred to attend such meetings. For the fiscal year ended February 28, 1998, such fees and expenses totaled $56,488.


For the fiscal year ended February 28, 1998, the Directors of the Fund were paid the following compensation:

COMPENSATION TABLE





Name of
Director


Aggregate
Compensation
from the Fund

Pension or
Retirement
Benefits
Accrued as Part
of Fund's
Expenses

Total
Compensation
from Fund
Complex*
Total Number
of Funds for
Which Director
Serves within
Fund Complex

Herbert Barg

$6,600
$0
$101,600
16

Alfred J.
Bianchetti
6,600
0
49,600
11

Martin Brody
5,500
0
119,814
19

Dwight B. Crane
6,100
0
133,850
22

Burt N. Dorsett
6,600
0
49,600
11

Elliot S. Jaffe

6,000
0
48,500
11

Stephen E. Kaufman

6,600
0
91,964
13

Joseph J. McCann

6,600
0
49,600
11

Heath B.
McLendon**
--
0
0
58

Cornelius C. Rose,
Jr.

6,600
0
49,600
11

________________________________________
  *	Reflects compensation paid during the calendar year ended December
31, 1997
**	Designates a director who is an "interested person" of the Fund.

	Upon attainment of age 80 Directors are required to change to emeritus status. Directors Emeritus are entitled to serve in emeritus status for a maximum of 10 years during which time they are paid 50% of the annual retainer fee and meeting fees otherwise applicable to the Fund Directors together with reasonable out-of-pocket expenses for each meeting attended. During the Fund's last fiscal year, aggregate compensation paid by the Fund to Directors achieving emeritus status totaled $3,300.

 Investment Adviser and Administrator

MMC serves as investment adviser to the Fund pursuant to an investment advisory agreement most recently approved by the Board of Directors, including a majority of directors who are not "interested persons" of the Fund or Smith Barney ("Independent Directors"). MMC is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc. ("Holdings''), which, in turn, is a wholly owned subsidiary of Travelers Group Inc. ("Travelers"). The Advisory Agreement (the "Advisory Agreement") was first approved by the Board of Directors, including a majority of the Independent Directors. The services provided by the Adviser under the Advisory Agreement are described in the Prospectus under "Management of the Fund." The Adviser pays the salary of any officer and employee who is employed by both it and the Fund. The Adviser bears all expenses in connection with the performance of its services.


As compensation for investment advisory services, the Fund pays the Adviser a fee computed daily and paid monthly at the following annual rates of the Fund's average daily net assets: 0.35% up to $500 million; 0.32% of the next $1 billion; and 0.29% in excess of $1.5 billion. For the 1998, 1997 and 1996 fiscal years, the Fund incurred $10,103,778, $8,667,272, and $7,749,486 respectively, in investment advisory fees.


The Adviser also serves as administrator to the Fund pursuant to a written agreement (the "Administration Agreement"), which was approved by the Fund's Board of Directors, including a majority of the Independent Directors. The services provided by the Adviser under the Administration Agreement are described in the Prospectus under "Management of the Fund." The Adviser pays the salary of any officer and employee who is employed by both it and the Fund and bears all expenses in connection with the performance of its services.

As compensation for administrative services rendered to the Fund, the Adviser receives a fee paid at the following annual rates of average daily net assets: 0.20% up to $500 million; 0.18% of the next $1 billion; and 0.16% in excess of $1.5 billion. For the 1998, 1997 and 1996 fiscal years, the Fund paid the Adviser $5,643,278, $4,850,912 and $4,344,556, respectively, in administration fees.

The Fund bears expenses incurred in its operation, including: taxes, interest, brokerage fees and commissions, if any; fees of Directors who are not officers, directors, shareholders or employees of Smith Barney or the Adviser; Securities and Exchange Commission ("SEC") fees and state Blue Sky qualification fees; charges of custodians; transfer and dividend disbursing agent fees; certain insurance premiums; outside auditing and legal expenses; costs of maintaining corporate existence; costs of investor services (including allocated telephone and personnel expenses); costs of preparing and printing of prospectuses for regulatory purposes and for distribution to existing shareholders; costs of shareholders' reports and shareholder meetings; and meetings of the officers or Board of Directors of the Fund.

Counsel and Auditors

Willkie Farr & Gallagher serves as legal counsel to the Fund. The
Independent Directors of the Fund have selected Stroock & Stroock & Lavan LLP as their legal counsel.

KPMG Peat Marwick LLP, 345 Park Avenue, New York, New York 10154, has been selected as the Fund's independent auditor to examine and report on the Fund's financial statements and highlights for the fiscal year ending February 28, 1999.

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES

The Prospectus discusses the Fund's investment objective and the policies it employs to achieve its objective. The following discussion supplements the description of the Fund's investment objective and management policies in the Prospectus. For purposes of this SAI, intermediate- and long-term debt obligations issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies or instrumentalities, or multistate agencies or authorities, are collectively referred to as "Municipal Bonds.''

Ratings as Investment Criteria

In general, the ratings of Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Ratings Group ("S&P") and other nationally recognized statistical ratings organizations ("NRSROs") represent the opinions of those agencies as to the quality of the Municipal Bonds and short-term investments which they rate. It should be emphasized, however, that such ratings are relative and subjective, are not absolute standards of quality and do not evaluate the market risk of securities. These ratings will be used by the Fund as initial criteria for the selection of portfolio securities, but the Fund also will rely upon the independent advice of the Adviser to evaluate potential investments. Among the factors that will be considered are the long-term ability of the issuer to pay principal and interest and general economic trends. To the extent the Fund invests in lower-rated and comparable unrated securities, the Fund's achievement of its investment objective may be more dependent on the Adviser's credit analysis of such securities than would be the case for a portfolio consisting entirely of higher-rated securities. The Appendix contains further information concerning the ratings of Moody's and S&P and their significance.

Subsequent to its purchase by the Fund, an issue of Municipal Bonds may cease to be rated or its rating may be reduced below the rating given at the time the securities were acquired by the Fund. Neither event will require the sale of such Municipal Bonds by the Fund, but the Adviser will consider such event in its determination of whether the Fund should continue to hold such Municipal Bonds. In addition, to the extent the ratings change as a result of changes in such organizations in their rating systems or due to a corporate restructuring of Moody's, S&P or any NRSRO, the Fund will attempt to use comparable ratings as standards for its investments in accordance with its investment objective and policies.

The Fund may invest up to 25% of its total assets in securities rated below A, MIG 3 or Prime-1 (P-1) by Moody's or A, SP-2 or A-3 by S&P or the equivalent rating from an NRSRO, or in unrated securities of comparable quality. Such securities (a) will likely have some quality and protective characteristics that, in the judgment of rating organizations, are outweighed by large uncertainties or major risk exposures to adverse conditions and (b) are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation.

Notwithstanding the foregoing, the Fund shall not invest more than 10% of its assets in securities (excluding those subject to Rule 144A under the Securities Act of 1933, as amended (the "1933 Act")), that are determined to be illiquid by the Adviser.

Temporary Investments

When the Fund is maintaining a defensive position, the Fund may invest in short-term investments ("Temporary Investments") consisting of (a) the following tax-exempt securities: notes of municipal issuers having, at the time of purchase, a rating within the three highest grades of Moody's or S&P or, if not rated, having an issue of outstanding Municipal Bonds rated within the three highest grades by Moody's or S&P and (b) the following taxable securities: obligations of the United States government, its agencies or instrumentalities ("U.S. government securities"), repurchase agreements, other debt securities rated within the three highest grades by Moody's, S&P, or other NRSROs, commercial paper rated in the highest grade by either of such rating services, and certificates of deposit of domestic banks with assets of $1 billion or more. The Fund may invest in Temporary Investments for defensive reasons in anticipation of a market decline. At no time will more than 20% of the Fund's total assets be invested in Temporary Investments unless the Fund has adopted a defensive investment policy. The Fund intends, however, to purchase tax-exempt Temporary Investments pending the investment of the proceeds of the sale of portfolio securities or shares of the Fund's common stock, or in order to have highly liquid securities available to meet anticipated redemptions. Since the commencement of its operations, the Fund has not found it necessary to purchase taxable Temporary Investments.

Repurchase Agreements. The Fund may engage in repurchase agreements with banks which are the issuers of instruments acceptable for purchase by the Fund and with certain dealers on the Federal Reserve Bank of New York's list of reporting dealers. A repurchase agreement is a contract under which the buyer of a security simultaneously commits to resell the security to the seller at an agreed-upon price on an agreed-upon date. Under the terms of a typical repurchase agreement, the Fund would acquire an underlying debt obligation for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligation, including interest. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities, the risk of a possible decline in the value of the underlying securities during the period in which the Fund seeks to assert its rights to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or part of the income from the agreement. The Adviser, acting under the supervision of the Fund's Board of Directors, reviews on an ongoing basis the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

Investment Restrictions

The Fund has adopted the following investment restrictions for the protection of shareholders. Restrictions 1 through 7 cannot be changed without approval by the holders of a majority of the outstanding shares of the Fund, defined as the lesser of (a) 67% of the Fund's shares present at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy or (b) more than 50% of the Fund's outstanding shares. The remaining restrictions may be changed by the Board of Directors at any time. The Fund may not:

	1. Invest in a manner that would cause it to fail to be a "diversified company" under the 1940 Act and the rules, regulations and orders thereunder.

2. Issue "senior securities" as defined in the 1940 Act and the rules, regulations and orders thereunder, except as permitted under the 1940 Act and the rules, regulations and orders thereunder


3. Invest more than 25% of its total assets in securities, the issuers of which are in the same industry. For purposes of this limitation, U.S. government securities and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

	4. Borrow money, except that (a) the Fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, and (b) the Fund may, to the extent consistent with its investment policies, enter into reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in (a) and (b), the Fund will be limited so that no more than 33 1/3% of the value of its total assets (including the amount borrowed), valued at the lesser of cost or market, less liabilities (not including the amount borrowed) valued at the time the borrowing is made, is derived from such transactions.

	5. Make loans. This restriction does not apply to: (a) the purchase of debt obligations in which the Fund may invest consistent with its investment objectives and policies; (b) repurchase agreements; and (c) loans of its portfolio securities, to the fullest extent permitted under the 1940 Act.

	6. Engage in the business of underwriting securities issued by other persons, except to the extent that the Fund may technically be deemed to be an underwriter under the 1933 Act, in disposing of portfolio securities.

	7. Purchase or sell real estate, real estate mortgages, commodities or commodity contracts, but this restriction shall not prevent the Fund from (a) investing in securities of issuers engaged in the real estate business or the business of investing in real estate (including interests in limited partnerships owning or otherwise engaging in the real estate business or the business of investing in real estate) and securities which are secured by real estate or interests therein; (b) holding or selling real estate received in connection with securities it holds or held; (c) trading in futures contracts and options on futures contracts (including options on currencies to the extent consistent with the Funds' investment objective and policies); or (d) investing in real estate investment trust securities.

	8. Purchase any securities on margin (except for such short-term credits as are necessary for the clearance of purchases and sales of portfolio securities) or sell any securities short (except "against the box"). For purposes of this restriction, the deposit or payment by the Fund of underlying securities and other assets in escrow and collateral agreements with respect to initial or maintenance margin in connection with futures contracts and related options and options on securities, indexes or similar items is not considered to be the purchase of a security on margin.

9. Purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid.

10. Invest more than 5% of the value of its total assets in the securities of issuers having a record, including predecessors, of less than three years of continuous operation, except U.S. government securities. (For purposes of this restriction, issuers include predecessors, sponsors, controlling persons, general guarantors and originators of underlying assets.)

	11. Invest in companies for the purpose of exercising control.

	12. Invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets and except for the purchase, to the extent permitted by Section 12 of the 1940 Act, of shares of registered unit investment trusts whose assets consist substantially of Municipal
Bonds.

13. Purchase or sell oil and gas interests.

14. Engage in the purchase and sale of put, call, straddle or spread options or in writing of such options, except that the Fund may purchase and sell options on interest rate futures contracts.

Certain restrictions listed above permit the Fund without shareholder approval to engage in investment practices that the Fund does not currently pursue. The Fund has no present intention of altering its current investment practices as otherwise described in the Prospectus and this SAI and any future change in those practices would require Board approval and appropriate disclosure to investors.

For the purposes of Investment Restriction 3, private activity bonds, where the payment of principal and interest is the ultimate responsibility of companies within the same industry, are grouped together as an "industry."

If any percentage restriction described above is complied with at the time of investment, a later increase or decrease in percentage resulting from a change in the value of the assets will not constitute a violation of such restriction. In order to permit the sale of the Fund's shares in certain states, the Fund may make commitments more restrictive than the restrictions listed above. Should the Fund determine that any such commitment is no longer in the best interests of the Fund and its shareholders, it will revoke the commitment by terminating sales of its shares in the state involved.

Portfolio Transactions

Decisions to buy and sell securities for the Fund are made by the Adviser, subject to the overall supervision and review of the Fund's Board of Directors. Portfolio securities transactions are effected by or under the supervision of the Adviser.

Newly issued securities normally are purchased directly from the issuer or from an underwriter acting as a principal. Other purchases and sales usually are placed with those dealers from which it appears that the best price or execution will be obtained; those dealers may be acting as either agents or principals. The purchase price paid by the Fund to underwriters of newly issued securities usually includes a concession paid by the issuer to the underwriter, and purchases of after-market securities from dealers normally are executed at a price between the bid and asked prices. For the 1998, 1997 and 1996 fiscal years, the Fund paid $156,030, $148,185 and $149,343 respectively, in brokerage commissions.

Allocation of transactions, including their frequency, to various dealers is determined by the Adviser in its best judgment and in a manner deemed fair and reasonable to shareholders. The primary considerations are the availability of the desired security and the prompt execution of orders in an effective manner at the most favorable prices. Subject to these considerations, dealers which provide supplemental investment research and statistical or other services to the Adviser may receive orders for transactions by the Fund. Information so received enables the Adviser to supplement its own research and analysis with the views and information of other securities firms. Such information may be useful to the Adviser in serving both the Fund and its other clients, and, conversely, supplemental information obtained by the placement of business of other clients may be useful to the Adviser in carrying out its obligations to the Fund.

The Fund will not purchase Municipal Bonds during the existence of any underwriting or selling group relating thereto of which the Adviser is a member, except to the extent permitted by the SEC. Under certain circumstances, the Fund may be at a disadvantage because of this limitation in comparison with other investment companies which have a similar investment objective but which are not subject to this limitation.

While investment decisions for the Fund are made independently from those of the other accounts managed by the Adviser, investments of the type the Fund may make also may be made by such other accounts. When the Fund and one or more other accounts managed by the Adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the Adviser to be equitable to each. In some cases this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund.

Portfolio Turnover

While the Fund's portfolio turnover rate (the lesser of purchases or sales of portfolio securities during the year, excluding purchases or sales of short-term securities, divided by the monthly average value of portfolio securities) is generally not expected to exceed 100%, it has in the past exceeded 100%. The rate of turnover will not be a limiting factor, however, when the Fund deems it desirable to sell or purchase securities. This policy should not result in higher brokerage commissions to the Fund, as purchases and sales of portfolio securities are usually effected as principal transactions. Securities may be sold in anticipation of a rise in interest rates (market decline) or purchased in anticipation of a decline in interest rates (market rise) and later sold. In addition, a security may be sold and another security of comparable quality purchased at approximately the same time to take advantage of what the Fund believes to be a temporary disparity in the normal yield relationship between the two securities. These yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, such as changes in the overall demand for, or supply of, various types of tax-exempt securities. For the 1998 and 1997 fiscal years, the Fund's portfolio turnover rates were 110% and 103% respectively.

MUNICIPAL BONDS
General Information

Municipal Bonds generally are understood to include debt obligations issued to obtain funds for various public purposes, including construction of a wide range of public facilities, refunding of outstanding obligations, payment of general operating expenses and extensions of loans to public institutions and facilities. Private activity bonds that are issued by or on behalf of public authorities to finance various privately operated facilities are included within the term Municipal Bonds if the interest paid thereon qualifies as excluded from gross income (but not necessarily from alternative minimum taxable income) for Federal income tax purposes in the opinion of bond counsel to the issuer.

In order to be classified as a diversified investment company under the 1940 Act, the Fund may not, with respect to 75% of its assets, invest more than 5% of its total assets in the securities of any one issuer (except U.S. government securities) or own more than 10% of the outstanding voting securities of any one issuer. For the purposes of diversification under the 1940 Act, the identification of the issuer of Municipal Bonds depends upon the terms and conditions of the security. When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the issuing entity and the security is backed only by the assets and revenues of such entity, such entity is deemed to be the sole issuer. Similarly, in the case of a private activity bond, if that bond is backed only by the assets and revenues of the nongovernmental user, then such nongovernmental user is deemed to be the sole issuer. If, however, in either case, the creating government or some other entity guarantees a security, such a guarantee would be considered a separate security and is to be treated as an issue of such government or other entity.

The yield on Municipal Bonds is dependent on a variety of factors, including general economic and monetary conditions, general money market factors, general conditions of the Municipal Bond market, the financial condition of the issuer, the size of a particular offering, maturity of the obligation offered and the rating of the issue.

Municipal Bonds also may be subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The possibility also exists that, as a result of litigation or other conditions, the power or ability of any one or more issuers to pay, when due, the principal of and interest on, its or their Municipal Bonds may be materially and adversely affected.

When-Issued Securities

The Fund may purchase Municipal Bonds on a "when-issued" basis (i.e., for delivery beyond the normal settlement date at a stated price and yield). The payment obligation and the interest rate that will be received on the Municipal Bonds purchased on a when-issued basis are each fixed at the time the buyer enters into the commitment. Although the Fund will purchase Municipal Bonds on a when-issued basis only with the intention of actually acquiring the securities, the Fund may sell these securities before the settlement date if it is deemed advisable as a matter of investment strategy.

Municipal Bonds are subject to changes in value based upon the public's perception of the creditworthiness of the issuers and changes, real or anticipated, in the level of interest rates. In general, Municipal Bonds tend to appreciate when interest rates decline and depreciate when interest rates rise. Purchasing Municipal Bonds on a when-issued basis, therefore, can involve the risk that the yields available in the market when the delivery takes place actually may be higher than those obtained in the transaction itself. To account for this risk, a segregated account of the Fund consisting of cash, debt securities of any grade or equity securities, having a value equal to or greater than the Fund's purchase commitments, provided such securities have been determined by the Adviser to be liquid and unencumbered, and are marked to market daily, pursuant to guidelines established by the Board of Directors. If the market or fair value of such securities declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of such commitments by the Fund. Placing securities rather than cash in the segregated account may have a leveraging effect on the Fund's net assets. That is, to the extent the Fund remains substantially fully invested in securities at the same time it has committed to purchase securities on a when-issued basis, there will be greater fluctuations in its net assets than if it had set aside cash to satisfy its purchase commitments. Upon the settlement date of the when-issued securities, the Fund will meet its obligations from then-available cash flow, sale of securities held in the segregated account, sale of other securities or, although it normally would not expect to do so, from the sale of the when-issued securities themselves (which may have a value greater or less than the Fund's payment obligations). Sales of securities to meet such obligations may involve the realization of capital gains, which are not exempt from Federal income taxes.

When the Fund engages in when-issued transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in the Fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

Municipal Leases

Municipal leases are municipal securities that may take the form of a lease or an installment purchase contract issued by state and local government authorities to obtain funds to acquire a wide variety of equipment and facilities such as fire and sanitation vehicles, computer equipment and other capital assets. These obligations have evolved to make it possible for state and local government authorities to acquire property and equipment without meeting constitutional and statutory requirements for the issuance of debt. Thus, municipal leases have special risks not normally associated with Municipal Bonds. These obligations frequently contain "non-appropriation" clauses that provide that the governmental issuer of the municipal lease has no obligation to make future payments under the lease or contract unless money is appropriated for such purposes by the legislative body on a yearly or other periodic basis. In addition to the non-appropriation risk, municipal leases represent a type of financing that has not yet developed the depth of marketability associated with Municipal Bonds; moreover, although the obligations will be secured by the leased equipment, the disposition of the equipment in the event of foreclosure might prove difficult. In order to limit the risks, the Fund will purchase either (a) municipal leases that are rated in the four highest categories by Moody's or S&P or (b) unrated municipal leases that are purchased principally from domestic banks or other responsible third parties that have entered into an agreement with the Fund providing the seller will either remarket or repurchase the municipal leases within a short period after demand by the Fund.

PURCHASE OF SHARES
Volume Discounts

The schedule of sales charges on Class A shares described in the Prospectus applies to purchases made by any "purchaser," which is defined to include the following: (a) an individual; (b) an individual's spouse and his or her children purchasing shares for his or her own account; (c) a trustee or other fiduciary purchasing shares for a single trust estate or single fiduciary account; and (d) a trustee or other professional fiduciary (including a bank, or an investment adviser registered with the SEC under the Investment Advisers Act of 1940, as amended) purchasing shares of the Fund for one or more trust estates or fiduciary accounts. Purchasers who wish to combine purchase orders to take advantage of volume discounts should contact a Smith Barney Financial Consultant.

Combined Right of Accumulation

Reduced sales charges, in accordance with the schedule in the Prospectus, apply to any purchase of Class A shares if the aggregate investment in Class A shares of the Fund and in Class A shares of other Smith Barney Mutual Funds that are offered with a sales charge, including the purchase being made, of any purchaser, is $25,000 or more. The reduced sales charge is subject to confirmation of the shareholder's holdings through a check of appropriate records. The Fund reserves the right to terminate or amend the combined right of accumulation at any time after written notice to shareholders. For further information regarding the right of accumulation, shareholders should contact a Smith Barney Financial Consultant.

Determination of Public Offering Price

The Fund offers its shares to the public on a continuous basis. The public offering price for a Class A, Class L (effective June 12, 1998, the former Class C shares were renamed Class L shares) and Class Y share of the Fund is equal to the net asset value per share at the time of purchase, plus for Class A and Class L shares an initial sales charge based on the aggregate amount of the investment. The public offering price for a Class B share (and Class A share purchases, including applicable rights of accumulation, equaling or exceeding $500,000), is equal to the net asset value per share at the time of purchase and no sales charge is imposed at the time of purchase. A contingent deferred sales charge ("CDSC"), however, is imposed on certain redemptions of Class B and Class L shares, and Class A shares when purchased in amounts exceeding $500,000. The method of computation of the public offering price is shown in the Fund's financial statements, incorporated by reference in their entirety into this SAI.

REDEMPTION OF SHARES

The right of redemption may be suspended or the date of payment postponed (a) for any period during which the New York Stock Exchange, Inc. ("NYSE") is closed (other than for customary weekend and holiday closings), (b) when trading in markets the Fund normally utilizes is restricted, or an emergency exists, as determined by the SEC, so that disposal of the Fund's investments or determination of net asset value is not reasonably practicable or (c) for such other periods as the SEC by order may permit for protection of the Fund's shareholders.

Distribution in Kind

If the Board of Directors of the Fund determines that it would be detrimental to the best interests of the remaining shareholders to make a redemption payment wholly in cash, the Fund may pay, in accordance with SEC rules, any portion of a redemption in excess of the lesser of $250,000 or 1% of the Fund's net assets by a distribution in kind of portfolio securities in lieu of cash. Securities issued as a distribution in kind may incur brokerage commissions when shareholders subsequently sell those securities.

Automatic Cash Withdrawal Plan

An automatic cash withdrawal plan (the "Withdrawal Plan") is available to shareholders who own shares with a value of at least $10,000 and who wish to receive specific amounts of cash monthly or quarterly. Withdrawals of at least $50 may be made under the Withdrawal Plan by redeeming as many shares of the Fund as may be necessary to cover the stipulated withdrawal payment. Any applicable CDSC will not be waived on amounts withdrawn by shareholders that exceed 1.00% per month of the value of a shareholder's shares at the time the Withdrawal Plan commences. (With respect to Withdrawal Plans in effect prior to November 7, 1994, any applicable CDSC will be waived on amounts withdrawn that do not exceed 2.00% per month of the value of a shareholder's shares at the time the Withdrawal Plan commences.) To the extent withdrawals exceed dividends, distributions and appreciation of a shareholder's investment in the Fund, there will be a reduction in the value of the shareholder's investment, and continued withdrawal payments will reduce the shareholder's investment and may ultimately exhaust it. Withdrawal payments should not be considered as income from investment in the Fund. Furthermore, as it generally would not be advantageous to a shareholder to make additional investments in the Fund at the same time he or she is participating in the Withdrawal Plan, purchases by such shareholders in amounts of less than $5,000 ordinarily will not be permitted.

Shareholders who wish to participate in the Withdrawal Plan and who hold their shares in certificate form must deposit their share certificates with the Transfer Agent as agent for Withdrawal Plan members. All dividends and distributions on shares in the Withdrawal Plan are reinvested automatically at net asset value in additional shares of the Fund. Withdrawal Plans should be set up with a Smith Barney Financial Consultant. A shareholder who purchases shares directly through the Transfer Agent may continue to do so and applications for participation in the Withdrawal Plan must be received by the Transfer Agent no later than the eighth day of the month to be eligible for participation beginning with that month's withdrawal. For additional information, shareholders should contact a Smith Barney Financial Consultant or their Financial Consultant, Introducing Broker or dealer in the selling group.

DISTRIBUTOR

Smith Barney serves as the Fund's distributor on a best efforts basis pursuant to a written agreement (the "Distribution Agreement"), which was approved by the Fund's Board of Directors. For the 1996, 1997 and 1998 fiscal years, Smith Barney received $3,302,000, approximately $3,800,000 and approximately $5,200,000 respectively, in sales charges for the sale of the Fund's Class A shares, and did not reallow any portion thereof to dealers. For the 1998 fiscal year, Smith Barney received $194,000 of CDSC on redemption of the Fund's Class A shares. For the 1996, 1997 and 1998 fiscal years, Smith Barney received $1,079,000, $1,140,000 and $1,275,000 respectively, representing CDSC on redemption of the Fund's Class B shares. For the period ended February 28, 1996 and the 1997 and 1998 fiscal years, Smith Barney received $6,000, $18,000 and $29,000, respectively, representing CDSC on redemption of the Fund's Class L shares.

When payment is made by the investor before settlement date, unless otherwise requested in writing by the investor, the funds will be held as a free credit balance in the investor's brokerage account and Smith Barney may benefit from the temporary use of the funds. The investor may designate another use for the funds prior to settlement date, such as an investment in a money market fund (other than Smith Barney Exchange Reserve Fund) of the Smith Barney Mutual Funds. If the investor instructs Smith Barney to invest the funds in a Smith Barney money market fund, the amount of the investment will be included as part of the average daily net assets of both the Fund and the money market fund, and affiliates of Smith Barney that serve the funds in an investment advisory or administrative capacity will benefit from the fact that they are receiving fees from both such investment companies for managing these assets, computed on the basis of their average daily net assets. The Fund's Board of Directors has been advised of the benefits to Smith Barney resulting from these settlement procedures and will take such benefits into consideration when reviewing the Advisory, Administration and Distribution Agreements for continuance.

For the calendar year ended December 31, 1997, Smith Barney incurred distribution expenses totaling approximately $17,123,067 consisting of approximately $915,817 for advertising, $71,336 for printing and mailing of prospectuses, $5,457,737 for support services, $10,318,920 to Smith Barney Financial Consultants and $359,257 in accruals for interest on the excess of Smith Barney expenses incurred in distribution of the Fund's shares over the sum of the distribution fees and CDSC received by Smith Barney from the Fund.

Distribution Arrangements

To compensate Smith Barney for the services it provides and for the expense it bears under the Distribution Agreement, the Fund has adopted a services and distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund pays Smith Barney a service fee, accrued daily and paid monthly, calculated at the annual rate of 0.15% of the value of the Fund's average daily net assets attributable to the Class A, Class B and Class L shares. In addition, the Fund pays Smith Barney a distribution fee with respect to the Class B and Class L shares primarily intended to compensate Smith Barney for its initial expense of paying its Financial Consultants a commission upon sales of those shares. The Class B distribution fee is calculated at the annual rate of 0.50% of the value of the Fund's average net assets attributable to the shares of the Class. The Class L distribution fee is calculated at the annual rate of 0.55% of the value of the Fund's average net assets attributable to the shares of the Class.

The following service and distribution fees of the Plan were incurred during the fiscal years ended as indicated:


2/28/98

2/28/97

2/29/96
Class A

$3,247,646
$2,875,192
$2,752,983

Class B

6,535,992
5,246,869
4,012,541

Class L

683,634
361,832
117,434

For the 1996, 1997 and 1998 fiscal years, Smith Barney received
$6,882,959, $8,483,893, and $10,467,272 respectively, in the aggregate from the Plan.


Under its terms, the Plan continues from year to year, provided such continuance is approved annually by vote of the Board of Directors, including a majority of the Independent Directors who have no direct or indirect financial interest in the operation of the Plan or in the Distribution Agreement. The Plan may not be amended to increase the amount of the service and distribution fees without shareholder approval, and all amendments of the Plan also must be approved by the Directors and the Independent Directors in the manner described above. The Plan may be terminated with respect to a Class at any time, without penalty, by vote of a majority of the Independent Directors or by vote of a majority of the outstanding voting securities of the Class (as defined in the 1940 Act). Pursuant to the Plan, Smith Barney will provide the Board of Directors with periodic reports of amounts expended under the Plan and the purpose for which such expenditures were made.

VALUATION OF SHARES

Each Class' net asset value per share is calculated on each day, Monday through Friday, except days on which the NYSE is closed. The NYSE currently is scheduled to be closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. Because of the differences in distribution fees and Class-specific expenses, the per share net asset value of each Class may differ. The following is a description of the procedures used by the Fund in valuing its assets.

The valuation of the Fund's assets is made by MMC after consultation with an independent pricing service (the "Service") approved by the Board of Directors. When, in the judgment of the Service, quoted bid prices for investments are readily available and are representative of the bid side of the market, these investments are valued at the mean between the quoted bid and asked prices. Investments for which, in the judgment of the Service, there is no readily obtainable market quotation (which may constitute a majority of the portfolio securities) are carried at fair value as determined by the Service. For the most part, such investments are liquid and may be readily sold. The Service may employ electronic data processing techniques and/or a matrix system to determine valuations. The procedures of the Service are reviewed periodically by the officers of the Fund under the general supervision and responsibility of the Board of Directors, which may replace any such Service at any time if it determines it to be in the best interests of the Fund to do so.

EXCHANGE PRIVILEGE

Except as noted below, shareholders of any Smith Barney Mutual Fund may exchange all or part of their shares for shares of the same Class of other Smith Barney Mutual Funds, to the extent such shares are offered for sale in the shareholder's state of residence, on the basis of relative net asset value per share at the time of exchange as follows:


A.	Class A and Class Y shareholders of the Fund who wish to
exchange all or a portion of their shares for shares of the respective Class in any of the funds of the Smith Barney Mutual Fund Complex may do so without imposition of any charge.

B.	Class B shares of any fund may be exchanged without a sales
charge. Class B shares of the Fund exchanged for Class B shares of another fund will be subject to the higher applicable CDSC of the two funds. Upon an exchange, the new Class B shares will be deemed to have been purchased on the same date as the Class B shares of the Fund that have been exchanged.

C. Upon an exchange, the new Class L shares will be deemed to have been purchased on the same date as the Class L shares of the fund that have been exchanged.



Dealers other than Smith Barney must notify the Transfer Agent of the investor's prior ownership of Class A shares of Smith Barney High Income Fund and the account number in order to accomplish an exchange of shares of Smith Barney High Income Fund under paragraph B above.

The exchange privilege enables shareholders to acquire shares of the same Class in a fund with different investment objectives when they believe that a shift between funds is an appropriate investment decision. This privilege is available to shareholders residing in any state in which the Fund shares being acquired may legally be sold. Prior to any exchange, the shareholder should obtain and review a copy of the current prospectus of each fund into which an exchange is being considered. Prospectuses may be obtained from a Smith Barney Financial Consultant.

Upon receipt of proper instructions and all necessary supporting documents, shares submitted for exchange are redeemed at the then-current net asset value and, subject to any applicable CDSC, the proceeds are immediately invested, at a price as described above, in shares of the fund being acquired. Smith Barney reserves the right to reject any exchange request. The exchange privilege may be modified or terminated at any time after written notice to shareholders.



PERFORMANCE DATA

From time to time, the Fund may quote yield or total return of a Class in advertisements or in reports and other communications to shareholders. The Fund may include comparative performance information in advertising or marketing the Fund's shares. Such performance information may include data from the following industry and financial publications: Barron's, Business Week, CDA Investment Technologies, Inc., Changing Times, Forbes, Fortune, Institutional Investor, Investors Daily, Money, Morningstar Mutual Fund Values, The New York Times, USA Today and The Wall Street Journal. To the extent any advertisement or sales literature of the Fund describes the expenses or performance of any Class it will also disclose such information for the other Classes.

Yield

The 30-day yield figure described below is calculated according to a formula prescribed by the SEC. The formula can be expressed as follows:

YIELD =2 [ (     a-b      +1)6  -  1]
     cd

Where:	a = Dividends and interest earned during the period.
b = Expenses accrued for the period (net of reimbursement). c = The average daily number of shares outstanding during the period that were entitled to receive dividends.
d = The maximum offering price per share on the last day of the period.

For the purpose of determining the interest earned (variable "a" in the formula) on debt obligations that were purchased by the Fund at a discount or premium, the formula generally calls for amortization of the discount or premium; the amortization schedule will be adjusted monthly to reflect changes in the market values of the debt obligations.

The Fund's equivalent taxable 30-day yield for a Class is computed by dividing that portion of the Class' 30-day yield which is tax-exempt by one minus a stated income tax rate and adding the product to that portion, if any, of the Class' yield that is not tax-exempt.

The yield on municipal securities is dependent upon a variety of factors, including general economic and monetary conditions, conditions of the municipal securities market, size of a particular offering, maturity of the obligation offered and rating of the issue. Investors should recognize that, in periods of declining interest rates, the Fund's yield for each Class of shares will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates the Fund's yield for each Class of shares will tend to be somewhat lower. In addition, when interest rates are falling, the inflow of net new money to the Fund from the continuous sale of its shares will likely be invested in portfolio instruments producing lower yields than the balance of the Fund's portfolio, thereby reducing the current yield of the Fund. In periods of rising interest rates, the opposite can be expected to occur.

The Fund's yield for Class A, Class B and Class L shares for the 30-day period ended February 28, 1998 was 4.49%, 4.16% , 4.11% and 4.85%, respectively. The equivalent taxable yield for the same period was 6.51%, 6.03%, 5.96% and 7.03%, respectively, assuming the payment of Federal income taxes at a rate of 31%.

Average Annual Total Return

"Average annual total return" figures, as described below, are computed according to a formula prescribed by the SEC. The formula can be expressed as follows:

P (1+T)n = ERV

Where: 	P 	= A hypothetical initial payment of $1,000.
T 	= Average annual total return.
n 	= Number of years.
ERV =	Ending Redeemable Value of a hypothetical $1,000
investment made at the beginning of a 1-, 5-, or 10-year period at the end of the 1-, 5-, or 10-year period (or fractional portion thereof), assuming reinvestment of all dividends and distributions.



The following average annual total return figures for Class A assume that the maximum 4.00% sales charge has been deducted from the investment at the time of purchase and have been restated to show the change in the maximum sales charge. The Fund's average annual total return for Class A shares were as follows for the periods indicated:

7.81% for the one-year period beginning March 1, 1997 through February
28, 1998;
6.99% per annum during the five-year period beginning on March 1, 1993 through February 28, 1998; and
8.79% per annum during the ten-year period beginning on March 1, 1988 through February 28, 1998.

If the maximum 4.00% sales charge had not been deducted at the time of purchase, the Class A average annual total return for the same periods would have been 12.30%, 7.87% and 9.24%, respectively.

The Fund's average annual total return for Class B shares assuming deduction of the maximum applicable CDSC was as follows for the periods indicated:

7.31% for the one-year period beginning March 1, 1997 through February
28, 1998;
7.17% per annum during the five-year period beginning March 1, 1993 through February 28, 1998; and

9.04% per annum during the period from inception (November 6, 1992) through February 28, 1998.


The Fund's average annual total return for Class B shares without the CDSC was as follows for the periods indicated:

11.81% for the one-year period beginning March 1, 1997 through February
28, 1998;
7.32% per annum during the five-year period beginning March 1, 1993 through February 28, 1998; and

9.04% per annum during the period from inception (November 6, 1992) through February 28, 1998.


The Fund's average annual total return for Class L shares assuming deduction of the maximum applicable CDSC was as follows for the periods indicated:

10.69% for the one-year period beginning March 1, 1997 through February 28, 1998; and
11.75% per annum during the period from inception (November 9, 1994) through February 28, 1998.

The Fund's average annual total return for Class L shares without the CDSC was as follows for the periods indicated:

11.69% for the one-year period beginning March 1, 1997 through February 28, 1998; and
11.75% per annum during the period from inception (November 9, 1994) through February 28, 1998.


The Fund's average annual total return for Class Y shares was 12.56% for the one-year period beginning March 1, 1997 through February 28, 1998; and 9.25% during the period from inception (April 4, 1995) through February 28, 1998.

Aggregate Total Return

Aggregate total return figures, as described below, represent the cumulative change in the value of an investment in the Class for the specified period and are computed by the following formula:

ERV  -  P
P

Where: 	P 	= A hypothetical initial payment of $10,000.
	ERV	=	Ending Redeemable Value of a hypothetical $10,000
investment made at the 			beginning of a 1-, 5-, or
10-year period at the end of the 1-, 5-, or 10-year period
		(or fractional portion thereof), assuming reinvestment
of all dividends and 				distributions.

The Fund's aggregate total returns for Class A shares were as follows for the periods indicated:

7.81% for the one-year period beginning March 1, 1997 through February
28, 1998;
40.2% for the five-year period beginning March 1, 1993 through February 28, 1998; and
132.26% for the ten-year period beginning March 1, 1988 through February
28, 1998.

These aggregate total return figures do not assume that the maximum 4.00% sales charge has been deducted from the investment at the time of purchase. If the sales charge had been deducted at the time of purchase, the aggregate total return for Class A shares for those same periods would have been 12.3%, 46.07%, and 141.98%, respectively. The aggregate total return figures have been restated to show the change in the maximum sales charge.

The Fund's aggregate total return for Class B shares was as follows for the periods indicated:

7.31% for the one year period beginning March 1, 1997 through February 28, 1998; and
58.41% for the period from November 6, 1992 (inception) through February
28, 1998.
These figures do not assume that the maximum 4.50% CDSC assessed by the Fund has been deducted from the investment at the time of purchase. If the maximum CDSC had been deducted at the time of purchase, the Fund's aggregate total return for Class B shares for the same periods would have been 11.81% and 58.41%, respectively.


The Fund's aggregate total return for Class L shares was as follows for the periods indicated:
10.69% for the one year period beginning March 1, 1997 through February 28, 1998; and
44.38% for the period beginning November 9, 1994 (inception) through February 28, 1998.

These figures do not assume that the maximum 1% CDSC assessed by the Fund has been deducted from the investment at the time of purchase. If the maximum CDSC had been deducted at the time of purchase, the Fund's aggregate total return for the same periods would have been 11.69% and 44.38%.


The Fund's aggregate total return for Class Y shares was 12.56% for the one year period beginning March 1, 1997 through February 28, 1998 and was 29.33% during the period from April 4, 1995 (inception) through February 28, 1998.

It is important to note that the total return figures set forth above are based on historical earnings and are not intended to indicate future performance. Each Class' net investment income changes in response to fluctuation in interest rates and the expenses of the Fund. Performance will vary from time to time depending upon market conditions, the composition of the Fund's portfolio and operating expenses and the expenses exclusively attributable to the Class. Consequently, any given performance quotation should not be considered representative of the Class' performance for any specified period in the future. Because performance will vary, it may not provide a basis for comparing an investment in the Class with certain bank deposits or other investments that pay a fixed yield for a stated period of time. Investors comparing a Class' performance with that of other mutual funds should give consideration to the quality and maturity of the respective investment companies' portfolio securities.

TAXES

The following is a summary of selected Federal income tax considerations that may affect the Fund and its shareholders. The summary is not intended as a substitute for individual tax advice and investors are urged to consult their own tax advisors as to the tax consequences of an investment in the Fund.

As described above and in the Prospectus, the Fund is designed to provide shareholders with current income which is excluded from gross income for regular Federal income tax purposes. The Fund is not intended to constitute a balanced investment program and is not designed for investors seeking capital gains or maximum tax-exempt income irrespective of fluctuations in principal. Investment in the Fund would not be suitable for tax-exempt institutions, qualified retirement plans, H.R. 10 plans and individual retirement accounts because such investors would not gain any additional tax benefit from the receipt of tax-exempt income.

The Fund has qualified and intends to continue to qualify each year as a regulated investment company under the Code. Provided that the Fund
(a) is a regulated investment company and (b) distributes at least 90% of its taxable net investment income (including, for this purpose, its net realized short-term capital gains) and 90% of its tax-exempt interest income (reduced by certain expenses), the Fund will not be liable for Federal income taxes to the extent its taxable net investment income and its net realized long-term and short-term capital gains, if any, are distributed to its shareholders. Any such taxes paid by the Fund would reduce the amount of income and gains available for distribution to shareholders.

Because the Fund will distribute exempt-interest dividends, interest on indebtedness incurred by a shareholder to purchase or carry Fund shares is not deductible for Federal income tax purposes. If a shareholder receives exempt-interest dividends with respect to any share and if such share is held by the shareholder for six months or less, then any loss on the sale or exchange of such share may, to the extent of such exempt-interest dividends, be disallowed. In addition, the Code may require a shareholder, if he or she receives exempt-interest dividends, to treat as Federal taxable income a portion of certain otherwise non-taxable social security and railroad retirement benefit payments. Furthermore, that portion of any exempt-interest dividend paid by the Fund which represents income derived from private activity bonds held by the Fund may not retain its tax-exempt status in the hands of a shareholder who is a "substantial user" of a facility financed by such bonds, or a "related person" thereof. Moreover, (a) some or all of the Fund's dividends may be a specific preference item, or a component of an adjustment item, for purposes of the Federal individual and corporate alternative minimum taxes and (b) the receipt of Fund dividends and distributions may affect a corporate shareholder's Federal "environmental" tax liability, if such tax is reinstated as proposed by President Clinton. In addition, the receipt of Fund dividends and distributions may affect a foreign corporate shareholder's Federal "branch profits" tax liability and the Federal "excess net passive income" tax liability of a shareholder of a Subchapter S corporation. Shareholders should consult their own tax advisors as to whether they are (a) substantial users with respect to a facility or related to such users within the meaning of the Code or (b) subject to a Federal alternative minimum tax, the Federal environmental tax, the Federal branch profits tax, or the Federal "excess net passive income" tax.

As described above and in the Fund's Prospectus, the Fund may invest in municipal bond index futures and financial futures contracts, as well as, options on municipal bond index futures, interest rate futures and financial futures contracts. As a general rule, these investment activities will increase or decrease the amount of long-term and short-term capital gains or losses realized by the Fund and, accordingly, will affect the amount of capital gains distributed to the Fund's shareholders. For Federal income tax purposes, gain or loss on futures contracts and options (collectively referred to as "section 1256 contracts") is taxed pursuant to a special "mark-to-market system." Under the mark-to-market system, these instruments are treated as if sold at the Fund's fiscal year end for their fair market value. As a result, the Fund will be recognizing gains or losses before they are actually realized. As a general rule, gain or loss on section 1256 contracts is treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss and, accordingly, the mark-to-market system generally will affect the amount of net capital gains or losses recognized by the Fund and the amount of distributions taxable to a shareholder. Moreover, if the Fund invests in both section 1256 contracts and offsetting positions in such contracts, which together constitute a straddle, then the Fund may be required to defer certain realized losses. The Fund expects that its activities with respect to section 1256 contracts and offsetting positions in those contracts will not cause it to be treated as recognizing a materially greater amount of capital gains than actually realized and will permit it to use substantially all of its losses in those fiscal years in which such losses actually occur.

Long-term capital gains, if any, will be distributed as described in the Fund's Prospectus. Such distributions ("capital gain dividends") will be taxable to shareholders as long-term capital gains, regardless of how long they have held Fund shares, and will be designated as capital gain dividends in a written notice mailed by the Fund to the shareholders within 60 days after the close of the taxable year. If a shareholder receives a capital gain dividend with respect to any share and if the share has been held by the shareholder for six months or less, then any loss (to the extent not disallowed pursuant to the six-month rule described above relating to exempt-interest dividends) on the sale or exchange of such share, to the extent of the capital gain dividend, shall be treated as a long-term capital loss.

If a shareholder incurs a sales charge when acquiring shares of the Fund, disposes of those shares within 90 days and then acquires shares in a mutual fund for which the otherwise applicable sales charge is reduced by reason of a reinvestment right (that is, exchange privilege), the original sales charge will not be taken into account in computing gain or loss on the original shares to the extent the subsequent sales charge is reduced. Instead, it will be added to the tax basis in the newly acquired shares. Furthermore, the same rule also applies to a disposition of the newly acquired shares made within 90 days of the second acquisition. This provision prevents a shareholder from immediately deducting the sales charge by shifting his or her investment within a family of mutual funds.

Each shareholder will receive after the close of the calendar year an annual statement as to the Federal income tax status of his or her dividends and distributions from the Fund. These statements also will designate the amount of exempt-interest dividends that is a specific preference item for purposes of the Federal individual and corporate alternative minimum taxes. Each shareholder also will receive, if appropriate, various written notices after the close of the Fund's taxable year as to the Federal income tax status of his or her dividends and distributions. Shareholders should consult their tax advisors as to any state and local taxes that may apply to these dividends and distributions. The dollar amount of dividends excluded from regular Federal income taxation and the dollar amount subject to regular Federal income taxation, if any, will vary for each shareholder depending upon the size and duration of each shareholder's investment in the Fund.

Investors considering buying shares of the Fund just prior to a record date for a capital gain distribution should be aware that, regardless of whether the price of the Fund shares to be purchased reflects the amount of the forthcoming distribution payment, any such payment will be a distribution payment.

If a shareholder fails to furnish a correct taxpayer identification number, fails to fully report dividend and interest income, or fails to certify that he or she has provided a correct taxpayer identification number and that he or she is not subject to such withholding, the shareholder may be subject to a 31% "backup withholding" tax with respect to (a) taxable dividends and distributions and (b) any proceeds of any redemptions of Fund shares. An individual's taxpayer identification number is his or her social security number. The backup withholding tax is not an additional tax and may be credited against a shareholder's regular Federal income tax liability.

The foregoing is only a summary of certain tax considerations generally affecting the Fund and its shareholders, and is not intended as a substitute for careful tax planning. Individuals are often exempt from state and local personal income taxes on distributions of tax-exempt interest income derived from obligations of issuers located in the state in which they reside when these distributions are received directly from these issuers, but are usually subject to such taxes on income derived from obligations of issuers located in other jurisdictions. Shareholders are urged to consult their tax advisors with specific reference to their own tax situations.


ADDITIONAL INFORMATION

The Fund was incorporated on September 16, 1980 under the name Shearson Managed Municipals Inc. On December 15, 1988, November 6, 1992, July 30, 1993 and October 14, 1994, the Fund's name was changed to SLH Managed Municipals Fund Inc., Shearson Lehman Brothers Managed Municipals Fund Inc., Smith Barney Shearson Managed Municipals Fund Inc. and Smith Barney Managed Municipals Fund Inc., respectively.

PNC, located at 17th and Chestnut Streets, Philadelphia, Pennsylvania 19101, serves as the custodian of the Fund. Under the custody agreement, PNC holds the Fund's portfolio securities and keeps all necessary accounts and records. For its services, PNC receives a monthly fee based upon the month-end market value of securities held in custody and also receives securities transaction charges. The assets of the Fund are held under bank custodianship in compliance with the 1940 Act.

First Data, located at Exchange Place, Boston, Massachusetts 02109, and serves as the Fund's transfer agent. Under the transfer agency agreement, the Transfer Agent maintains the shareholder account records for the Fund, handles certain communications between shareholders and the Fund and distributes dividends and distributions payable by the Fund. For these services, the Transfer Agent receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the Fund during the month, and is reimbursed for out-of-pocket expenses.

FINANCIAL STATEMENTS

The Fund's Annual Report for the fiscal year ended February 28, 1998 is incorporated herein by reference in its entirety.



APPENDIX A

Description of S&P and Moody's ratings:

S&P Ratings for Municipal Bonds

S&P's Municipal Bond ratings cover obligations of states and political subdivisions. Ratings are assigned to general obligation and revenue bonds. General obligation bonds are usually secured by all resources available to the municipality and the factors outlined in the rating definitions below are weighed in determining the rating. Because revenue bonds in general are payable from specifically pledged revenues, the essential element in the security for a revenue bond is the quantity and quality of the pledged revenues available to pay debt service.

Although an appraisal of most of the same factors that bear on the quality of general obligation bond credit is usually appropriate in the rating analysis of a revenue bond, other factors are important, including particularly the competitive position of the municipal enterprise under review and the basic security covenants. Although a rating reflects S&P's judgment as to the issuer's capacity for the timely payment of debt service, in certain instances it may also reflect a mechanism or procedure for an assured and prompt cure of a default, should one occur, i.e., an insurance program, Federal or state guarantee or the automatic withholding and use of state aid to pay the defaulted debt service.

The ratings are based, in varying degrees, on the following considerations:
I. Likelihood of default - capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;
II. Nature of and provisions of the obligation; and
III. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

AAA - This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

AA - Bonds rated AA have a very strong capacity to pay interest and repay principal, and in the majority of instances they differ from AAA issues only in small degrees.

A - Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher-rated categories.

BBB - Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to weakened capacity to pay interest and repay principal for bonds in this category than for bonds in the higher-rated categories.

BB - An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B - An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC - An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC - An obligation rated CC is currently highly vulnerable to nonpayment.

C - The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D - An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus(+) or minus(-) - The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

P - The letter P following a rating indicates the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the issuance of the bonds being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. Accordingly, the investor should exercise his own judgment with respect to such likelihood and risk.

L - The letter L indicates that the rating pertains to the principal amount of those bonds to the extent that the underlying deposit collateral is federally insured, and interest is adequately collateralized. In the case of certificates of deposit, the letter L indicates that the deposit, combined with other deposits being held in the same right and capacity, will be honored for principal and pre-default interest up to federal insurance limits within 30 days after closing of the insured institution or, in the event that the deposit is assumed by a successor insured institution, upon maturity.

	Conditional rating(s), indicated by "Con" are given to bonds for which the continuance of the security rating is contingent upon Standard & Poor's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows and/or the security rating is conditional upon the issuance of insurance by the respective insurance company.

	NR - Not rated.




S&P Ratings for Municipal Notes

Municipal notes with maturities of three years or less are usually given note ratings (designated SP-1, -2 or -3) by S&P to distinguish more clearly the credit quality of notes as compared to bonds. Notes rated SP-1 have a strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus(+) designation. Notes rated SP-2 have a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes. Notes rated SP-3 have speculative capacity to pay principal and interest.

Commercial Paper Ratings

	A-1 - This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

	A-2 - Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

	A-3 - Issues carrying this designation have an adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

	B - Issues rated B are regarded as having only speculative capacity for timely payment.

C - This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D - Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the due date, even if the applicable grace period has not expired, unless Standard & Poor's believes such payments will be made during such grace period.


Moody's Ratings for Municipal Bonds

Aaa - Bonds which are Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge.'' Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds that are rated Caa are of poor standing. These issues may be in default or present elements of danger may exist with respect to principal or interest.


Ca - Bonds that are rated Ca represent obligations that are speculative in a high degree. These issues are often in default or have other marked short-comings.

C - Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Rating symbols may include numerical modifiers "1," "2", or "3". The numerical modifier "1" indicates that the security ranks at the high end, "2" in the mid-range, and "3" nearer the low end of the generic category. These modifiers of rating symbols "Aa", "A" and "Baa" are to give investors a more precise indication of relative debt quality in each of the historically defined categories.


Moody's Ratings for Municipal Notes

Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG") and for variable rate demand obligations are designated Variable Moody's Investment Grade ("VMIG"). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Loans bearing the designation MIG 1 or VMIG 1 are of the best quality, enjoying strong protection by established cash flows of funds for their servicing, superior liquidity support or from established and broad-based access to the market for refinancing or both. Loans bearing the designation MIG 2 or VMIG 2 are of high quality, with ample margins of protection although not as large as the preceding group. Loans bearing the designation MIG 3 or VMIG 3 are of favorable quality, with all security elements accounted for, but lacking the undeniable strength of the preceding grades. Liquidity and cash flow may be narrow and market access for refinancing is likely to be less well established.




Description of Moody's Prime-1 Commercial Paper Rating

The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (a) evaluation of the management of the issuer; (b) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (c) evaluation of the issuer's products in relation to competition and customer acceptance; (d) liquidity; (e) amount and quality of long-term debt; (f) trend of earnings over a period of ten years; (g) financial strength of a parent company and the relationships which exist with the issuer; and (h) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.


Smith Barney
Managed
Municipals
Fund Inc.


Statement of
Additional
Information

June 26, 1998





Smith Barney
Managed Municipals Fund Inc.
388 Greenwich Street
New York, NY  10013
							SMITH BARNEY
							A Member of Travelers Group









	SMITH BARNEY MANAGED MUNICIPALS FUND INC.

	PART C

Item 24. Financial Statements and Exhibits

(a)	Financial Statements:

		Included in Part A:

		   Financial Highlights

		Included in Part B:

	The Registrant's Annual Report for the fiscal year ended
February 28, 1998 and the Report of Independent Auditors dated April 20, 1998 are incorporated by reference to the Definitive 30b2-1 filed on May 1, 1998 as Accession #0000091155-98-304.


		Included in Part C:

	Consent of Independent Accountants. is     filed herein

(b)	Exhibits

Exhibit No.	Description of Exhibits

		All references are to the Registrant's Registration Statement on Form N-1A (the "Registration Statement") as filed with the SEC on September 26, 1980 (File No. 2-69308 and 811-3097).

(1)(a)		Articles of Amendment to the Articles of
Incorporation dated July 30, 1993, are incorporated by reference to Post-Effective Amendment No. 25 filed on February 25, 1994 ("Post-Effective Amendment No. 25").

(b)		Form of Amendment to Articles of Incorporation, Form of
Articles Supplementary, Form of Amendment and Articles of
Correction dated October 14, 1994, are incorporated by reference to Post-Effective Amendment No. 27 as filed on November 7, 1994 ("Post-Effective Amendment No. 27").

(c)		Articles of Amendment to Articles of Incorporation dated
June 1, 1998 are filed herein.

(2)(a)		Registrant's By-Laws are incorporated by reference
to Post-Effective Amendment No. 3 as filed on June 17,
1982

(b)		Amendments to Registrant's By-Laws are incorporated by
reference to Post-Effective Amendment No. 12, as filed on April 29, 1988

(3)		Not Applicable.

(4)(a)		Registrant's form of stock certificate is
incorporated by reference to Post-Effective No. 22 as filed on October 23, 1992 ("Post-Effective Amendment 22").

(5)(a)		Investment Advisory Agreement dated July 30, 1993
between the Registrant and Greenwich Street Advisors is incorporated by reference to Post-Effective Amendment No.
25.

(b)		Form of Transfer of Investment Advisory Agreement dated as
of November 7, 1994 among Registrant, Mutual Management
Corp. and Smith Barney Mutual Funds Management Inc.
       is incorporated by reference to Post-Effective
Amendment No. 28

(6)		Distribution Agreement with Smith Barney Shearson Inc.,
dated July 30, 1993, is incorporated by reference to Post-
Effective Amendment No. 25.

(7)		Not Applicable.

(8)		Form of Custody Agreement between the Registrant and PNC
Bank, National Association is     incorporated by
reference to Post-Effective Amendment No. 29 filed on
February 27, 1996 ("Post-Effective Amendment No. 29")    .

(9)(a)		Transfer Agency Agreement dated August 2, 1993 between the
Registrant and    The Shareholder Services Group, Inc
is incorporated by reference to Post-Effective Amendment
No. 25.

(b)		Administration Agreement dated April 20, 1994, between the
Registrant and Smith, Barney Advisers, Inc.         is
incorporated by reference to Post-Effective Amendment No.
27.

(10)		Opinion of Counsel as to the legality of securities is
incorporated by reference to Post-Effective Amendment No.
17 filed on April 29, 1990 and Post-Effective Amendment
No. 22.

(11)		Consent of Independent Accountants is     filed herein

(12)		Not Applicable.

(13)		Not Applicable.

(14)		Not Applicable.

(15)		Amended Services and Distribution Plan pursuant to Rule
12b-1 between the Registrant and Smith Barney Inc., is incorporated by reference to Post-Effective Amendment No.
27.

(16)		Performance Data is incorporated by reference to Post-
Effective Amendment No. 16 filed with the Securities and
Exchange Commission on June 28, 1989.

(17)		A Financial Data Schedule is filed herein.

(18)(a)		Form of Rule 18f-3(d) Multiple Class Plan of the
Registrant is incorporated by
		reference to Post-Effective Amendment No. 29.

(b)		An amended Rule 18f-3(d) Multiple Class Plan of the
Registrant is filed herein.


Item 25.	Persons Controlled by or under Common Control with
Registrant

		None

Item 26.	Number of Holders of Securities

			(1)					(2)
							Number of Record Holders
		Title of Class				by Class as of
June 12, 1998

		Common stock, par		Class A	   32,780
		value $.001 per share	Class B 	   27,356
						Class C    	     3,060
						Class Y    	     7

Item 27.	Indemnification

		Response to this item is incorporated by reference to Post-Effective Amendment No. 22.


Item 28(a).	Business and Other Connections of Investment Adviser

Investment Adviser - - Mutual Management Corp., (formerly known as Smith Barney Mutual Funds Management Inc.) ("MMC")

MMC, through its predecessors, was incorporated in December 1968 under the laws of the State of Delaware. MMC is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc. ("Holdings"), which in turn is a wholly owned subsidiary of Travelers Group Inc. ("Travelers"). MMC is registered as an investment adviser under the Investment Advisers Act of 1940 (the "Advisers Act").

The list required by this Item 28 of the officers and directors of MMC together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two fiscal years, is incorporated by reference to Schedules A and D of FORM ADV filed by MMC pursuant to the Advisers Act (SEC File No. 801-8314).


Item 29.	Principal Underwriters


Smith Barney Inc. ("Smith Barney") also serves as distributor for each of the following investment companies:

Smith Barney Inc. ("Smith Barney ") acts as principal underwriter for Consulting Group Capital Markets Funds
Global Horizons Investment Series (Cayman Islands)
Greenwich Street California Municipal Fund Inc.
Greenwich Street Municipal Fund Inc.
Greenwich Street Series Fund
High Income Opportunity Fund Inc.
The Italy Fund Inc.
Managed High Income Portfolio Inc.
Managed Municipals Portfolio II Inc.
Managed Municipals Portfolio Inc.
Municipal High Income Fund Inc.
Puerto Rico Daily Liquidity Fund Inc.
Puerto Rico	Equity Index and Income Fund Inc.
Smith Barney Adjustable Rate Government Income Fund
Smith Barney Aggressive Growth Fund Inc.
Smith Barney Appreciation Fund Inc.
Smith Barney Arizona Municipals Fund Inc.
Smith Barney California Municipals Fund Inc.
Smith Barney Equity Funds
Smith Barney Fundamental Value Fund Inc.
Smith Barney Funds, Inc.
Smith Barney Income Funds
Smith Barney Institutional Cash Management Fund, Inc.
Smith Barney Intermediate Municipal Fund, Inc.
Smith Barney Investment Funds Inc.
Smith Barney Investment Trust
Smith Barney Managed Governments Fund Inc.
Smith Barney Managed Municipals Fund Inc.
Smith Barney Massachusetts Municipals Fund
Smith Barney Money Funds, Inc.
Smith Barney Muni Funds
Smith Barney Municipal Fund, Inc.
Smith Barney Municipal Money Market Fund, Inc.
Smith Barney Natural Resources Fund Inc.
Smith Barney New Jersey Municipals Fund Inc.
Smith Barney Oregon Municipals Fund Inc.
Smith Barney Principal Return Fund
Smith Barney Small Cap Blend Fund, Inc.
Smith Barney Telecommunications Trust
Smith Barney Variable Account Funds
Smith Barney World Funds, Inc.
Smith Barney Worldwide Special Fund N.V. (Netherlands Antilles)
Travelers Series Fund Inc.
The USA High Yield Fund N.V.(Netherlands Antilles)
Worldwide Securities Limited  (Bermuda)
Zenix Income Fund Inc. and various series of unit investment trusts.


	Smith Barney is a wholly owned subsidiary of Holdings. On June 1, 1994, Smith Barney changed its name from Smith Barney
Shearson Inc. to its current name. The information required by this Item 29 with respect to each director, officer and partner of Smith Barney is incorporated by reference to Schedule A of FORM BD filed by Smith Barney pursuant to the Securities
Exchange Act of 1934 (SEC File No. 812-8510).

Item 30.	Location of Accounts and Records

	(1)	Smith Barney Managed Municipals Fund Inc.
		388 Greenwich Street
		New York, New York 10013

	(2)	Mutual Management Corp.
		388 Greenwich Street
		New York, New York 10013

	(3)	PNC Bank, National Association
		17th & Chestnut Streets
		Philadelphia, PA 19103

	(4)	First Data Investor Services Group, Inc.
		One Exchange Place
		Boston, Massachusetts 02109

Item 31.	Management Services

		Not applicable

Item 32.	Undertakings

(a) Not applicable.
(b) Not applicable.
(c) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of Registrant's latest report to shareholders, upon request and without charge.


Rule 485(b) Certification
The Registrant hereby certifies that it meets all of the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933, as amended.













SIGNATURES


	Pursuant to the requirements of the Securities Act of 1933, as amended and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, and where applicable, the true and lawful attorney-in-fact, thereto duly authorized, in the City of New York and State of New York on the 25th day of June 1998.

SMITH BARNEY MANAGED MUNICIPALS FUND INC.



By:	/s/ Heath B. McLendon
	Health B. McLendon
	Chairman of the Board


	Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement and the above Power of Attorney has been signed below by the following persons in the capacities and as of the dates indicated.


Signature:



Title:

Date:
/s/ Heath B. McLendon

Chairman of the
Board

June 25, 1998
Heath B. McLendon

(Chief Executive
Officer)




/s/ Lewis E. Daidone

Senior Vice
President and

June 25, 1998
Lewis E. Daidone

Treasurer (Chief Financial
and Accounting
Officer)





Signature:



Title:

Date:
/s/ Herbert Barg*

Director

June 25 , 1998
Herbert Barg






/s/ Alfred J.
Bianchetti*

Director

June 25, 1998
Alfred J. Bianchetti






/s/ Martin Brody*

Director

June 25, 1998
Martin Brody






/s/ Dwight B. Crane*

Director

June 25, 1998
Dwight B. Crane






/s/ Burt N. Dorsett*

Director

June 25, 1998
Burt N. Dorsett






/s/ Elliot S. Jaffe*

Director

June 25, 1998
Elliot S. Jaffe






/s/ Stephen E.
Kaufman*

Director

June 25, 1998
Stephen E. Kaufman






/s/ Joseph J. McCann*

Director

June 25, 1998
Joseph J. McCann






/s/ Cornelius C.
Rose*

Director

June 25, 1998
Cornelius C. Rose










* Signed by Heath B. McLendon, their duly authorized attorney-in-fact, pursuant to power of attorney dated April 17, 1996.


/s/ Heath B. McLendon
Heath B. McLendon